UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Retirement Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund : FSUDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Retirement Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914929.101    7373-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class Z : FSULX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914934.101    7378-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class M : FSUHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914932.101    7376-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund Class K6 : FSUWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914937.101    7381-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund Class K : FSUOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914936.101    7380-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class I : FSUJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914933.101    7377-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class C : FSUFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914931.101    7375-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class A : FSUEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,395,674
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.3
International Equity Funds - 13.0
Domestic Equity Funds - 9.9
Short-Term Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Sustainable U.S. Market Fund	9.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.8
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914930.101    7374-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund : FTGPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915037.101    7481-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z : FTHDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915042.101    7486-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class C : FTGYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915039.101    7483-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K6 : FTHHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915045.101    7489-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K : FTHGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915044.101    7488-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class I : FTHBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915041.101    7485-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class M : FTGZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915040.101    7484-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class A : FTGUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,592,435
Number of Holdings	6
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915038.101    7482-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund : FSZSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915028.101    7472-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z : FTDLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915033.101    7477-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class M : FSZWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915031.101    7475-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K6 : FTGNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915036.101    7480-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K : FTGKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915035.101    7479-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class I : FSZYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915032.101    7476-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class C : FSZVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915030.101    7474-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class A : FSZTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,370,106
Number of Holdings	6
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915029.101    7473-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund : FSZHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915019.101    7463-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z : FSZNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915024.101    7468-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class M : FSZLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915022.101    7466-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K6 : FSZRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915027.101    7471-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K : FSZQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915026.101    7470-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class I : FSZMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915023.101    7467-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class C : FSZKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915021.101    7465-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class A : FSZJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,009,909
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915020.101    7464-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund : FSYWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915010.101    7454-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z : FSZCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915015.101    7459-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class M : FSZAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915013.101    7457-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K6 : FSZGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915018.101    7462-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K : FSZFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915017.101    7461-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class I : FSZBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915014.101    7458-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class C : FSYZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915012.101    7456-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class A : FSYYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,882,240
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.1
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915011.101    7455-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund : FSYHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915001.101    7445-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z : FSYSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915006.101    7450-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class M : FSYPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915004.101    7448-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K6 : FSYVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915009.101    7453-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K : FSYUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915008.101    7452-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class I : FSYQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915005.101    7449-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class C : FSYOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915003.101    7447-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class A : FSYLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$12,277,560
Number of Holdings	7
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.8
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	0.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915002.101    7446-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund : FSXVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914992.101    7436-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z : FSYDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914997.101    7441-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class M : FSXZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914995.101    7439-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K6 : FSYGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915000.101    7444-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K : FSYFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914999.101    7443-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class I : FSYBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914996.101    7440-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class C : FSXYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914994.101    7438-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class A : FSXWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$13,678,947
Number of Holdings	8
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.5
International Equity Funds - 37.6
Bond Funds - 14.2
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	26.1
Fidelity Series Sustainable Emerging Markets Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Sustainable Investment Grade Bond Fund	3.6
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914993.101    7437-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund : FSXKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 25	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914983.101    7427-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z : FSXRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914988.101    7432-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class M : FSXOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.97%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914986.101    7430-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K6 : FSXUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914991.101    7435-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K : FSXTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914990.101    7434-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class I : FSXQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914987.101    7431-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class C : FSXNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914985.101    7429-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class A : FSXLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,194,572
Number of Holdings	8
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.5
International Equity Funds - 31.6
Bond Funds - 29.3
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	37.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.9
Fidelity Series Sustainable Investment Grade Bond Fund	15.2
Fidelity Series Sustainable Emerging Markets Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	3.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914984.101    7428-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund : FSXAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914974.101    7418-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z : FSXFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914979.101    7423-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class M : FSXDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.96%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914977.101    7421-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K6 : FSXJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914982.101    7426-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K : FSXHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914981.101    7425-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class I : FSXEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914978.101    7422-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class C : FSXCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914976.101    7420-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class A : FSXBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.71%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,773,632
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.5
International Equity Funds - 28.2
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.5
Fidelity Series Sustainable Investment Grade Bond Fund	19.5
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	1.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914975.101    7419-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund : FSWOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914965.101    7409-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z : FSWVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.34%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914970.101    7414-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class M : FSWSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.94%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914968.101    7412-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K6 : FSWZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914973.101    7417-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K : FSWYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914972.101    7416-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class I : FSWUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914969.101    7413-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class C : FSWRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914967.101    7411-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class A : FSWQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.69%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,266,604
Number of Holdings	9
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 28.6
International Equity Funds - 25.6
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.6
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	1.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914966.101    7410-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund : FSWDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914956.101    7400-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z : FSWKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914961.101    7405-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class M : FSWHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.93%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914959.101    7403-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K6 : FSWNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914964.101    7408-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K : FSWMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914963.101    7407-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class I : FSWJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914960.101    7404-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class C : FSWGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914958.101    7402-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class A : FSWEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,696,293
Number of Holdings	9
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.0
Domestic Equity Funds - 23.5
International Equity Funds - 22.1
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.5
Fidelity Series Sustainable U.S. Market Fund	23.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Treasury Bill Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914957.101    7401-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund : FSVNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914947.101    7391-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z : FSVWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914952.101    7396-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class M : FSVTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.92%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914950.101    7394-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K6 : FSWBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.22%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914955.101    7399-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K : FSVZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914954.101    7398-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class I : FSVUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914951.101    7395-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class C : FSVPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914949.101    7393-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class A : FSVOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,439,212
Number of Holdings	9
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
International Equity Funds - 18.5
Domestic Equity Funds - 18.2
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.2
Fidelity Series Sustainable U.S. Market Fund	18.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.2
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Treasury Bill Index Fund	2.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914948.101    7392-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund : FSUYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914938.101    7382-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z : FSVHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914943.101    7387-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class M : FSVEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914941.101    7385-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K6 : FSVMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914946.101    7390-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K : FSVKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914945.101    7389-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class I : FSVGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914942.101    7386-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class C : FSVCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914940.101    7384-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class A : FSUZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,268,400
Number of Holdings	9
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.7
International Equity Funds - 15.0
Domestic Equity Funds - 12.9
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	39.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.9
Fidelity Series Sustainable U.S. Market Fund	12.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.2
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Sustainable Emerging Markets Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914939.101    7383-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund : FRCQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2070 Fund	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918293.101    7663-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K : FRCRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918295.101    7664-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K6 : FRCVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 16	0.29%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918297.101    7665-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class A : FRCWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918299.101    7666-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class M : FRCYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	0.99%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918301.101    7667-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class C : FRDCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918303.101    7668-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class I : FRDDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918305.101    7669-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z : FRDEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,132,361
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.6
Fidelity Series Sustainable Emerging Markets Fund	12.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Treasury Bill Index Fund	1.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918307.101    7670-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainable Target Date Retirement Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund
(Fidelity® Sustainable Target Date Retirement Fund formerly Fidelity® Sustainable Target Date Income Fund)

Semi-Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Target Date Retirement Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Target Date Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 70.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	28,229	284,831
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	783	6,136
Fidelity Series International Developed Markets Bond Index Fund (a)	8,186	71,382
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,623	41,621
Fidelity Series Sustainable Investment Grade Bond Fund (a)	58,897	577,780
TOTAL BOND FUNDS (Cost $969,785)		981,750

Domestic Equity Funds - 9.9%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $99,302)	8,696	138,617

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	4,140	58,742
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	8,856	122,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $133,854)		181,131

Short-Term Funds - 6.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $94,661)	9,521	94,733

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,297,602)	1,396,231
NET OTHER ASSETS (LIABILITIES) - 0.0%	(557)
NET ASSETS - 100.0%	1,395,674

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,319	55,125	17,381	3,104	(27)	3,795	284,831	28,229
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,290	1,086	316	69	(8)	84	6,136	783
Fidelity Series International Developed Markets Bond Index Fund	61,826	13,538	4,826	626	(7)	851	71,382	8,186
Fidelity Series Long-Term Treasury Bond Index Fund	35,991	16,966	11,297	887	(809)	770	41,621	7,623
Fidelity Series Sustainable Emerging Markets Fund	57,765	18,313	29,918	-	1,034	11,548	58,742	4,140
Fidelity Series Sustainable Investment Grade Bond Fund	523,518	108,885	59,154	12,614	(547)	5,078	577,780	58,897
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	99,751	38,372	34,768	-	3,239	15,795	122,389	8,856
Fidelity Series Sustainable U.S. Market Fund	107,142	39,912	29,146	-	(724)	21,433	138,617	8,696
Fidelity Series Treasury Bill Index Fund	58,026	54,049	17,345	1,854	(4)	7	94,733	9,521
	1,192,628	346,246	204,151	19,154	2,147	59,361	1,396,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	981,750	981,750	-	-

Domestic Equity Funds	138,617	138,617	-	-

International Equity Funds	181,131	181,131	-	-

Short-Term Funds	94,733	94,733	-	-
Total Investments in Securities:	1,396,231	1,396,231	-	-
Fidelity® Sustainable Target Date Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,297,602)	$1,396,231

Total Investment in Securities (cost $1,297,602)		$1,396,231
Receivable for investments sold		15,978
Receivable for fund shares sold		252
Total assets		1,412,461
Liabilities
Payable for investments purchased	$16,231
Accrued management fee	395
Distribution and service plan fees payable	161
Total liabilities		16,787
Net Assets		$1,395,674
Net Assets consist of:
Paid in capital		$1,295,884
Total accumulated earnings (loss)		99,790
Net Assets		$1,395,674

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($111,606 ÷ 10,281 shares)(a)		$10.86
Maximum offering price per share (100/94.25 of $10.86)		$11.52
Class M :
Net Asset Value and redemption price per share ($111,019 ÷ 10,231 shares)(a)		$10.85
Maximum offering price per share (100/96.50 of $10.85)		$11.24
Class C :
Net Asset Value and offering price per share ($110,495 ÷ 10,187 shares)(a)		$10.85
Fidelity Sustainable Target Date Retirement Fund :
Net Asset Value, offering price and redemption price per share ($379,388 ÷ 34,951 shares)		$10.85
Class K :
Net Asset Value, offering price and redemption price per share ($117,150 ÷ 10,788 shares)		$10.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($342,822 ÷ 31,578 shares)		$10.86
Class I :
Net Asset Value, offering price and redemption price per share ($111,545 ÷ 10,273 shares)		$10.86
Class Z :
Net Asset Value, offering price and redemption price per share ($111,649 ÷ 10,282 shares)		$10.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,154
Expenses
Management fee	$2,277
Distribution and service plan fees	958
Independent trustees' fees and expenses	1
Total expenses		3,236
Net Investment income (loss)		15,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,147
Total net realized gain (loss)		2,147
Change in net unrealized appreciation (depreciation) on investment securities		59,361
Net gain (loss)		61,508
Net increase (decrease) in net assets resulting from operations		$77,426
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,918	$34,406
Net realized gain (loss)	2,147	(1,657)
Change in net unrealized appreciation (depreciation)	59,361	21,445
Net increase (decrease) in net assets resulting from operations	77,426	54,194
Distributions to shareholders	(16,104)	(37,605)

Share transactions - net increase (decrease)	142,228	88,601
Total increase (decrease) in net assets	203,550	105,190

Net Assets
Beginning of period	1,192,124	1,086,934
End of period	$1,395,674	$1,192,124

Financial Highlights
Fidelity Advisor® Sustainable Target Date Retirement Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.30	.27
Net realized and unrealized gain (loss)	.49	.18	.19
Total from investment operations	.61	.48	.46
Distributions from net investment income	(.12)	(.30)	(.24)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.12) D	(.32) D	(.25)
Net asset value, end of period	$10.86	$10.37	$10.21
Total Return E,F,G	5.94%	4.83%	4.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J	.66%	.66% J
Expenses net of fee waivers, if any	.66 % J	.66%	.66% J
Expenses net of all reductions, if any	.66% J	.66%	.66% J
Net investment income (loss)	2.25% J	2.87%	3.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$112	$105	$102
Portfolio turnover rate K	31 % J	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.27	.24
Net realized and unrealized gain (loss)	.49	.18	.20
Total from investment operations	.60	.45	.44
Distributions from net investment income	(.10)	(.28)	(.22)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.11)	(.30) D	(.23)
Net asset value, end of period	$10.85	$10.36	$10.21
Total Return E,F,G	5.81%	4.48%	4.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J	.91%	.91% J
Expenses net of fee waivers, if any	.91 % J	.91%	.91% J
Expenses net of all reductions, if any	.91% J	.91%	.91% J
Net investment income (loss)	2.00% J	2.62%	2.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$111	$105	$102
Portfolio turnover rate K	31 % J	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.22	.20
Net realized and unrealized gain (loss)	.49	.19	.19
Total from investment operations	.57	.41	.39
Distributions from net investment income	(.08)	(.22)	(.18)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.08) D	(.25)	(.19)
Net asset value, end of period	$10.85	$10.36	$10.20
Total Return E,F,G	5.55%	4.03%	3.96%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41% J	1.41%	1.41% J
Expenses net of fee waivers, if any	1.41 % J	1.41%	1.41% J
Expenses net of all reductions, if any	1.41% J	1.41%	1.41% J
Net investment income (loss)	1.50% J	2.12%	2.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$110	$105	$102
Portfolio turnover rate K	31 % J	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.32	.29
Net realized and unrealized gain (loss)	.49	.19	.19
Total from investment operations	.62	.51	.48
Distributions from net investment income	(.13)	(.33)	(.26)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.14)	(.35) D	(.27)
Net asset value, end of period	$10.85	$10.37	$10.21
Total Return E,F	5.98%	5.10%	4.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.41% I
Expenses net of fee waivers, if any	.41 % I	.41%	.41% I
Expenses net of all reductions, if any	.41% I	.41%	.41% I
Net investment income (loss)	2.50% I	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$379	$306	$232
Portfolio turnover rate J	31 % I	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.33	.30
Net realized and unrealized gain (loss)	.49	.19	.19
Total from investment operations	.63	.52	.49
Distributions from net investment income	(.14)	(.34)	(.27)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.14) D	(.36) D	(.28)
Net asset value, end of period	$10.86	$10.37	$10.21
Total Return E,F	6.13%	5.19%	4.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31%	.31% I
Expenses net of fee waivers, if any	.31 % I	.31%	.31% I
Expenses net of all reductions, if any	.31% I	.31%	.31% I
Net investment income (loss)	2.60% I	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$110	$105
Portfolio turnover rate J	31 % I	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.34	.30
Net realized and unrealized gain (loss)	.49	.19	.20
Total from investment operations	.63	.53	.50
Distributions from net investment income	(.14)	(.35)	(.28)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.14) D	(.37) D	(.29)
Net asset value, end of period	$10.86	$10.37	$10.21
Total Return E,F	6.17%	5.34%	5.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21% I
Expenses net of fee waivers, if any	.21 % I	.21%	.21% I
Expenses net of all reductions, if any	.21% I	.21%	.21% I
Net investment income (loss)	2.70% I	3.32%	3.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$343	$251	$138
Portfolio turnover rate J	31 % I	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.32	.29
Net realized and unrealized gain (loss)	.49	.19	.19
Total from investment operations	.62	.51	.48
Distributions from net investment income	(.13)	(.33)	(.26)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.13) D	(.35) D	(.27)
Net asset value, end of period	$10.86	$10.37	$10.21
Total Return E,F	6.06%	5.10%	4.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.41% I
Expenses net of fee waivers, if any	.41 % I	.41%	.41% I
Expenses net of all reductions, if any	.41% I	.41%	.41% I
Net investment income (loss)	2.50% I	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$105	$102
Portfolio turnover rate J	31 % I	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.33	.30
Net realized and unrealized gain (loss)	.49	.19	.19
Total from investment operations	.63	.52	.49
Distributions from net investment income	(.14)	(.34)	(.27)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.14) D	(.36) D	(.28)
Net asset value, end of period	$10.86	$10.37	$10.21
Total Return E,F	6.13%	5.19%	4.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31%	.31% I
Expenses net of fee waivers, if any	.31 % I	.31%	.31% I
Expenses net of all reductions, if any	.31% I	.31%	.31% I
Net investment income (loss)	2.60% I	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$105	$102
Portfolio turnover rate J	31 % I	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 66.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	21,273	214,649
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,394	26,610
Fidelity Series International Developed Markets Bond Index Fund (a)	7,438	64,863
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,182	39,213
Fidelity Series Sustainable Investment Grade Bond Fund (a)	51,035	500,659
TOTAL BOND FUNDS (Cost $838,150)		845,994

Domestic Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $106,168)	10,253	163,431

International Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	4,298	60,986
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	9,322	128,829
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $138,223)		189,815

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $69,654)	7,005	69,703

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,152,195)	1,268,943
NET OTHER ASSETS (LIABILITIES) - 0.0%	(543)
NET ASSETS - 100.0%	1,268,400

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	186,556	30,647	5,339	2,309	36	2,749	214,649	21,273
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	26,523	1,843	2,082	325	(87)	413	26,610	3,394
Fidelity Series International Developed Markets Bond Index Fund	59,023	6,755	1,688	575	(4)	777	64,863	7,438
Fidelity Series Long-Term Treasury Bond Index Fund	35,969	11,584	8,338	835	(963)	961	39,213	7,182
Fidelity Series Sustainable Emerging Markets Fund	63,099	11,409	26,855	-	2,026	11,307	60,986	4,298
Fidelity Series Sustainable Investment Grade Bond Fund	471,522	52,732	27,743	10,908	(572)	4,720	500,659	51,035
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	114,666	24,134	30,241	-	4,266	16,004	128,829	9,322
Fidelity Series Sustainable U.S. Market Fund	143,813	20,733	27,906	-	935	25,856	163,431	10,253
Fidelity Series Treasury Bill Index Fund	37,040	43,594	10,936	1,321	(3)	8	69,703	7,005
	1,138,211	203,431	141,128	16,273	5,634	62,795	1,268,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	845,994	845,994	-	-

Domestic Equity Funds	163,431	163,431	-	-

International Equity Funds	189,815	189,815	-	-

Short-Term Funds	69,703	69,703	-	-
Total Investments in Securities:	1,268,943	1,268,943	-	-
Fidelity® Sustainable Target Date 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,152,195)	$1,268,943

Total Investment in Securities (cost $1,152,195)		$1,268,943
Receivable for investments sold		11,370
Total assets		1,280,313
Liabilities
Payable for investments purchased	$11,370
Accrued management fee	374
Distribution and service plan fees payable	169
Total liabilities		11,913
Net Assets		$1,268,400
Net Assets consist of:
Paid in capital		$1,135,294
Total accumulated earnings (loss)		133,106
Net Assets		$1,268,400

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($143,308 ÷ 12,751 shares)(a)		$11.24
Maximum offering price per share (100/94.25 of $11.24)		$11.93
Class M :
Net Asset Value and redemption price per share ($112,322 ÷ 10,000 shares)(a)		$11.23
Maximum offering price per share (100/96.50 of $11.23)		$11.64
Class C :
Net Asset Value and offering price per share ($112,159 ÷ 10,000 shares)(a)		$11.22
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($322,968 ÷ 28,728 shares)		$11.24
Class K :
Net Asset Value, offering price and redemption price per share ($119,913 ÷ 10,657 shares)		$11.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($232,722 ÷ 20,686 shares)		$11.25
Class I :
Net Asset Value, offering price and redemption price per share ($112,487 ÷ 10,001 shares)		$11.25
Class Z :
Net Asset Value, offering price and redemption price per share ($112,521 ÷ 10,000 shares)		$11.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,273
Expenses
Management fee	$2,133
Distribution and service plan fees	974
Independent trustees' fees and expenses	1
Total expenses		3,108
Net Investment income (loss)		13,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	5,634
Total net realized gain (loss)		5,634
Change in net unrealized appreciation (depreciation) on investment securities		62,795
Net gain (loss)		68,429
Net increase (decrease) in net assets resulting from operations		$81,594
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,165	$31,615
Net realized gain (loss)	5,634	(142)
Change in net unrealized appreciation (depreciation)	62,795	21,304
Net increase (decrease) in net assets resulting from operations	81,594	52,777
Distributions to shareholders	(4,909)	(36,538)

Share transactions - net increase (decrease)	53,994	67,941
Total increase (decrease) in net assets	130,679	84,180

Net Assets
Beginning of period	1,137,721	1,053,541
End of period	$1,268,400	$1,137,721

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.29	.25
Net realized and unrealized gain (loss)	.61	.21	.36
Total from investment operations	.72	.50	.61
Distributions from net investment income	(.04)	(.28)	(.21)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.04) D	(.33)	(.22)
Net asset value, end of period	$11.24	$10.56	$10.39
Total Return E,F,G	6.86%	4.87%	6.12%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66% J	.66%	.66% J
Expenses net of fee waivers, if any	.66 % J	.66%	.66% J
Expenses net of all reductions, if any	.66% J	.66%	.66% J
Net investment income (loss)	2.04% J	2.71%	2.78% J
Supplemental Data
Net assets, end of period (000 omitted)	$143	$106	$104
Portfolio turnover rate K	23 % J	15%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.26	.23
Net realized and unrealized gain (loss)	.60	.21	.36
Total from investment operations	.70	.47	.59
Distributions from net investment income	(.03)	(.25)	(.19)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.03) D	(.30)	(.20)
Net asset value, end of period	$11.23	$10.56	$10.39
Total Return E,F,G	6.69%	4.55%	5.96%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J	.91%	.91% J
Expenses net of fee waivers, if any	.91 % J	.91%	.91% J
Expenses net of all reductions, if any	.91% J	.91%	.91% J
Net investment income (loss)	1.79% J	2.46%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$104
Portfolio turnover rate K	23 % J	15%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21	.18
Net realized and unrealized gain (loss)	.62	.20	.36
Total from investment operations	.69	.41	.54
Distributions from net investment income	(.02)	(.19)	(.16)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.02) D	(.23) D	(.17)
Net asset value, end of period	$11.22	$10.55	$10.37
Total Return E,F,G	6.56%	4.01%	5.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41% J	1.41%	1.41% J
Expenses net of fee waivers, if any	1.41 % J	1.41%	1.41% J
Expenses net of all reductions, if any	1.41% J	1.41%	1.41% J
Net investment income (loss)	1.29% J	1.96%	2.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$104
Portfolio turnover rate K	23 % J	15%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.31	.27
Net realized and unrealized gain (loss)	.62	.21	.37
Total from investment operations	.74	.52	.64
Distributions from net investment income	(.04)	(.32)	(.22)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.05)	(.37)	(.24) D
Net asset value, end of period	$11.24	$10.55	$10.40
Total Return E,F	7.02%	5.05%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.41% I
Expenses net of fee waivers, if any	.41 % I	.41%	.41% I
Expenses net of all reductions, if any	.41% I	.41%	.41% I
Net investment income (loss)	2.29% I	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$323	$280	$214
Portfolio turnover rate J	23 % I	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.32	.28
Net realized and unrealized gain (loss)	.61	.20	.37
Total from investment operations	.74	.52	.65
Distributions from net investment income	(.04)	(.33)	(.23)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.05)	(.37) D	(.24)
Net asset value, end of period	$11.25	$10.56	$10.41
Total Return E,F	7.04%	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31%	.31% I
Expenses net of fee waivers, if any	.31 % I	.31%	.31% I
Expenses net of all reductions, if any	.31% I	.31%	.31% I
Net investment income (loss)	2.39% I	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$120	$112	$106
Portfolio turnover rate J	23 % I	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.33	.29
Net realized and unrealized gain (loss)	.61	.20	.37
Total from investment operations	.75	.53	.66
Distributions from net investment income	(.05)	(.35)	(.23)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.05) D	(.39) D	(.25) D
Net asset value, end of period	$11.25	$10.55	$10.41
Total Return E,F	7.17%	5.19%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21% I
Expenses net of fee waivers, if any	.21 % I	.21%	.21% I
Expenses net of all reductions, if any	.21% I	.21%	.21% I
Net investment income (loss)	2.49% I	3.15%	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$233	$218	$107
Portfolio turnover rate J	23 % I	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.31	.27
Net realized and unrealized gain (loss)	.62	.21	.37
Total from investment operations	.74	.52	.64
Distributions from net investment income	(.04)	(.32)	(.22)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.05)	(.36) D	(.24) D
Net asset value, end of period	$11.25	$10.56	$10.40
Total Return E,F	7.01%	5.09%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.41% I
Expenses net of fee waivers, if any	.41 % I	.41%	.41% I
Expenses net of all reductions, if any	.41% I	.41%	.41% I
Net investment income (loss)	2.29% I	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106	$107
Portfolio turnover rate J	23 % I	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.32	.28
Net realized and unrealized gain (loss)	.61	.20	.37
Total from investment operations	.74	.52	.65
Distributions from net investment income	(.04)	(.33)	(.23)
Distributions from net realized gain	(.01)	(.05)	(.01)
Total distributions	(.05)	(.37) D	(.24)
Net asset value, end of period	$11.25	$10.56	$10.41
Total Return E,F	7.04%	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31%	.31% I
Expenses net of fee waivers, if any	.31 % I	.31%	.31% I
Expenses net of all reductions, if any	.31% I	.31%	.31% I
Net investment income (loss)	2.39% I	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$106	$104
Portfolio turnover rate J	23 % I	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 60.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	15,951	160,946
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,636	67,704
Fidelity Series International Developed Markets Bond Index Fund (a)	8,438	73,582
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,804	48,070
Fidelity Series Sustainable Investment Grade Bond Fund (a)	53,110	521,007
TOTAL BOND FUNDS (Cost $864,294)		871,309

Domestic Equity Funds - 18.2%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $172,185)	16,422	261,762

International Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,960	84,575
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	13,152	181,754
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $193,052)		266,329

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $40,448)	4,067	40,463

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,269,979)	1,439,863
NET OTHER ASSETS (LIABILITIES) - 0.0%	(651)
NET ASSETS - 100.0%	1,439,212

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	143,782	22,335	7,233	1,742	58	2,004	160,946	15,951
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	66,112	4,033	3,256	804	(157)	972	67,704	8,636
Fidelity Series International Developed Markets Bond Index Fund	69,077	6,435	2,822	663	(20)	912	73,582	8,438
Fidelity Series Long-Term Treasury Bond Index Fund	45,324	12,618	9,797	1,016	(1,097)	1,022	48,070	8,804
Fidelity Series Sustainable Emerging Markets Fund	87,744	11,406	33,214	-	2,146	16,493	84,575	5,960
Fidelity Series Sustainable Investment Grade Bond Fund	503,967	47,312	34,420	11,357	(983)	5,131	521,007	53,110
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	168,404	21,867	37,302	-	4,052	24,733	181,754	13,152
Fidelity Series Sustainable U.S. Market Fund	241,549	15,780	40,485	-	(946)	45,864	261,762	16,422
Fidelity Series Treasury Bill Index Fund	5,600	46,468	11,607	682	(5)	7	40,463	4,067
	1,331,559	188,254	180,136	16,264	3,048	97,138	1,439,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	871,309	871,309	-	-

Domestic Equity Funds	261,762	261,762	-	-

International Equity Funds	266,329	266,329	-	-

Short-Term Funds	40,463	40,463	-	-
Total Investments in Securities:	1,439,863	1,439,863	-	-
Fidelity® Sustainable Target Date 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,269,979)	$1,439,863

Total Investment in Securities (cost $1,269,979)		$1,439,863
Receivable for investments sold		8,415
Total assets		1,448,278
Liabilities
Payable for investments purchased	$8,415
Accrued management fee	442
Distribution and service plan fees payable	209
Total liabilities		9,066
Net Assets		$1,439,212
Net Assets consist of:
Paid in capital		$1,256,489
Total accumulated earnings (loss)		182,723
Net Assets		$1,439,212

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($313,673 ÷ 27,111 shares)(a)		$11.57
Maximum offering price per share (100/94.25 of $11.57)		$12.28
Class M :
Net Asset Value and redemption price per share ($115,855 ÷ 10,000 shares)(a)		$11.59
Maximum offering price per share (100/96.50 of $11.59)		$12.01
Class C :
Net Asset Value and offering price per share ($115,526 ÷ 10,000 shares)(a)		$11.55
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($293,401 ÷ 25,260 shares)		$11.62
Class K :
Net Asset Value, offering price and redemption price per share ($123,412 ÷ 10,616 shares)		$11.63
Class K6 :
Net Asset Value, offering price and redemption price per share ($244,916 ÷ 21,064 shares)		$11.63
Class I :
Net Asset Value, offering price and redemption price per share ($116,178 ÷ 10,000 shares)		$11.62
Class Z :
Net Asset Value, offering price and redemption price per share ($116,251 ÷ 10,000 shares)		$11.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,264
Expenses
Management fee	$2,547
Distribution and service plan fees	1,206
Independent trustees' fees and expenses	1
Total expenses		3,754
Net Investment income (loss)		12,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,048
Total net realized gain (loss)		3,048
Change in net unrealized appreciation (depreciation) on investment securities		97,138
Net gain (loss)		100,186
Net increase (decrease) in net assets resulting from operations		$112,696
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,510	$32,189
Net realized gain (loss)	3,048	3,400
Change in net unrealized appreciation (depreciation)	97,138	20,349
Net increase (decrease) in net assets resulting from operations	112,696	55,938
Distributions to shareholders	(5,323)	(40,530)

Share transactions - net increase (decrease)	889	202,047
Total increase (decrease) in net assets	108,262	217,455

Net Assets
Beginning of period	1,330,950	1,113,495
End of period	$1,439,212	$1,330,950

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.27	.23
Net realized and unrealized gain (loss)	.81	.22	.54
Total from investment operations	.90	.49	.77
Distributions from net investment income	(.03)	(.28)	(.19)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.04)	(.35) D	(.20)
Net asset value, end of period	$11.57	$10.71	$10.57
Total Return E,F,G	8.43%	4.73%	7.76%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67% J	.68% K	.67% J
Expenses net of fee waivers, if any	.67 % J	.68% K	.67% J
Expenses net of all reductions, if any	.67% J	.68% K	.67% J
Net investment income (loss)	1.69% J	2.56%	2.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$314	$290	$106
Portfolio turnover rate L	26 % J	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.25	.20
Net realized and unrealized gain (loss)	.81	.21	.56
Total from investment operations	.89	.46	.76
Distributions from net investment income	(.02)	(.22)	(.17)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.03)	(.30)	(.19) D
Net asset value, end of period	$11.59	$10.73	$10.57
Total Return E,F,G	8.35%	4.40%	7.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J	.92%	.92% J
Expenses net of fee waivers, if any	.92 % J	.92%	.92% J
Expenses net of all reductions, if any	.92% J	.92%	.92% J
Net investment income (loss)	1.44% J	2.32%	2.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$107	$106
Portfolio turnover rate K	26 % J	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.19	.16
Net realized and unrealized gain (loss)	.81	.22	.55
Total from investment operations	.86	.41	.71
Distributions from net investment income	(.01)	(.17)	(.14)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.02)	(.25)	(.16) D
Net asset value, end of period	$11.55	$10.71	$10.55
Total Return E,F,G	8.04%	3.89%	7.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42% J	1.42%	1.42% J
Expenses net of fee waivers, if any	1.42 % J	1.42%	1.42% J
Expenses net of all reductions, if any	1.42% J	1.42%	1.42% J
Net investment income (loss)	.94% J	1.82%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$107	$105
Portfolio turnover rate K	26 % J	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.30	.25
Net realized and unrealized gain (loss)	.82	.21	.55
Total from investment operations	.93	.51	.80
Distributions from net investment income	(.03)	(.28)	(.21)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.05) D	(.35) D	(.22)
Net asset value, end of period	$11.62	$10.74	$10.58
Total Return E,F	8.65%	4.91%	8.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42% I
Expenses net of all reductions, if any	.42% I	.42%	.42% I
Net investment income (loss)	1.94% I	2.82%	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$293	$277	$263
Portfolio turnover rate J	26 % I	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.31	.26
Net realized and unrealized gain (loss)	.82	.22	.54
Total from investment operations	.93	.53	.80
Distributions from net investment income	(.04)	(.29)	(.21)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.05)	(.36) D	(.22)
Net asset value, end of period	$11.63	$10.75	$10.58
Total Return E,F	8.68%	5.10%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32% I
Expenses net of fee waivers, if any	.32 % I	.32%	.32% I
Expenses net of all reductions, if any	.32% I	.32%	.32% I
Net investment income (loss)	2.04% I	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$114	$108
Portfolio turnover rate J	26 % I	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.31	.27
Net realized and unrealized gain (loss)	.81	.22	.55
Total from investment operations	.93	.53	.82
Distributions from net investment income	(.04)	(.30)	(.22)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.05)	(.37) D	(.23)
Net asset value, end of period	$11.63	$10.75	$10.59
Total Return E,F	8.71%	5.13%	8.26%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.22%	.22% I
Expenses net of fee waivers, if any	.22 % I	.22%	.22% I
Expenses net of all reductions, if any	.22% I	.22%	.22% I
Net investment income (loss)	2.14% I	2.91%	2.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$245	$221	$108
Portfolio turnover rate J	26 % I	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.30	.25
Net realized and unrealized gain (loss)	.81	.22	.55
Total from investment operations	.92	.52	.80
Distributions from net investment income	(.03)	(.28)	(.21)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.05) D	(.35) D	(.22)
Net asset value, end of period	$11.62	$10.75	$10.58
Total Return E,F	8.55%	5.01%	8.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42% I
Expenses net of all reductions, if any	.42% I	.42%	.42% I
Net investment income (loss)	1.94% I	2.82%	2.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$116	$107	$106
Portfolio turnover rate J	26 % I	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.31	.26
Net realized and unrealized gain (loss)	.82	.22	.54
Total from investment operations	.93	.53	.80
Distributions from net investment income	(.04)	(.29)	(.21)
Distributions from net realized gain	(.01)	(.08)	(.01)
Total distributions	(.05)	(.36) D	(.22)
Net asset value, end of period	$11.63	$10.75	$10.58
Total Return E,F	8.68%	5.10%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32% I
Expenses net of fee waivers, if any	.32 % I	.32%	.32% I
Expenses net of all reductions, if any	.32% I	.32%	.32% I
Net investment income (loss)	2.04% I	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$116	$108	$106
Portfolio turnover rate J	26 % I	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,903	130,188
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49,877	391,033
Fidelity Series International Developed Markets Bond Index Fund (a)	26,610	232,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,169	164,725
Fidelity Series Sustainable Investment Grade Bond Fund (a)	155,136	1,521,881
TOTAL BOND FUNDS (Cost $2,404,604)		2,439,864

Domestic Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $801,261)	69,336	1,105,218

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	22,978	326,063
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	51,472	711,338
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $812,501)		1,037,401

Short-Term Funds - 2.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $115,477)	11,609	115,508

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,133,843)	4,697,991
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,698)
NET ASSETS - 100.0%	4,696,293

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	39,051	99,800	10,365	1,047	(10)	1,712	130,188	12,903
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	183,594	228,024	31,025	3,957	(1,082)	11,522	391,033	49,877
Fidelity Series International Developed Markets Bond Index Fund	105,022	142,360	17,370	1,575	(280)	2,305	232,037	26,610
Fidelity Series Long-Term Treasury Bond Index Fund	66,880	120,191	24,527	3,103	(793)	2,974	164,725	30,169
Fidelity Series Sustainable Emerging Markets Fund	159,054	195,572	107,712	-	8,302	70,847	326,063	22,978
Fidelity Series Sustainable Investment Grade Bond Fund	721,081	943,494	163,206	31,986	(1,797)	22,309	1,521,881	155,136
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	318,244	437,755	156,908	-	13,253	98,994	711,338	51,472
Fidelity Series Sustainable U.S. Market Fund	492,980	563,987	177,552	-	4,102	221,701	1,105,218	69,336
Fidelity Series Treasury Bill Index Fund	2,298	155,782	42,582	1,599	(19)	29	115,508	11,609
	2,088,204	2,886,965	731,247	43,267	21,676	432,393	4,697,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,439,864	2,439,864	-	-

Domestic Equity Funds	1,105,218	1,105,218	-	-

International Equity Funds	1,037,401	1,037,401	-	-

Short-Term Funds	115,508	115,508	-	-
Total Investments in Securities:	4,697,991	4,697,991	-	-
Fidelity® Sustainable Target Date 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,133,843)	$4,697,991

Total Investment in Securities (cost $4,133,843)		$4,697,991
Receivable for investments sold		32,637
Total assets		4,730,628
Liabilities
Payable for investments purchased	$32,637
Accrued management fee	1,506
Distribution and service plan fees payable	192
Total liabilities		34,335
Net Assets		$4,696,293
Net Assets consist of:
Paid in capital		$4,082,211
Total accumulated earnings (loss)		614,082
Net Assets		$4,696,293

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($172,115 ÷ 14,264 shares)(a)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M :
Net Asset Value and redemption price per share ($120,528 ÷ 10,000 shares)(a)		$12.05
Maximum offering price per share (100/96.50 of $12.05)		$12.49
Class C :
Net Asset Value and offering price per share ($135,179 ÷ 11,259 shares)(a)		$12.01
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($3,075,982 ÷ 255,079 shares)		$12.06
Class K :
Net Asset Value, offering price and redemption price per share ($126,888 ÷ 10,488 shares)		$12.10
Class K6 :
Net Asset Value, offering price and redemption price per share ($798,494 ÷ 66,003 shares)		$12.10
Class I :
Net Asset Value, offering price and redemption price per share ($146,123 ÷ 12,088 shares)		$12.09
Class Z :
Net Asset Value, offering price and redemption price per share ($120,984 ÷ 10,000 shares)		$12.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$43,267
Expenses
Management fee	$8,414
Distribution and service plan fees	1,068
Independent trustees' fees and expenses	4
Total expenses		9,486
Net Investment income (loss)		33,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	21,676
Total net realized gain (loss)		21,676
Change in net unrealized appreciation (depreciation) on investment securities		432,393
Net gain (loss)		454,069
Net increase (decrease) in net assets resulting from operations		$487,850
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,781	$48,719
Net realized gain (loss)	21,676	2,407
Change in net unrealized appreciation (depreciation)	432,393	30,958
Net increase (decrease) in net assets resulting from operations	487,850	82,084
Distributions to shareholders	(9,297)	(53,099)

Share transactions - net increase (decrease)	2,130,348	265,376
Total increase (decrease) in net assets	2,608,901	294,361

Net Assets
Beginning of period	2,087,392	1,793,031
End of period	$4,696,293	$2,087,392

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.26	.22
Net realized and unrealized gain (loss)	1.02	.23	.71
Total from investment operations	1.10	.49	.93
Distributions from net investment income	- D	(.23)	(.17)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.01)	(.27) E	(.17) E
Net asset value, end of period	$12.07	$10.98	$10.76
Total Return F,G,H	10.03%	4.58%	9.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.68% K	.68%	.70% K,L
Expenses net of fee waivers, if any	.68 % K	.68%	.70% K,L
Expenses net of all reductions, if any	.68% K	.68%	.69% K,L
Net investment income (loss)	1.33% K	2.37%	2.42% K
Supplemental Data
Net assets, end of period (000 omitted)	$172	$155	$152
Portfolio turnover rate M	35 % K	22%	29% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.23	.20
Net realized and unrealized gain (loss)	1.02	.23	.71
Total from investment operations	1.08	.46	.91
Distributions from net investment income	-	(.21)	(.14)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.01)	(.24)	(.15)
Net asset value, end of period	$12.05	$10.98	$10.76
Total Return D,E,F	9.82%	4.32%	9.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.93% I	.93%	.94% I
Expenses net of fee waivers, if any	.93 % I	.93%	.94% I
Expenses net of all reductions, if any	.93% I	.93%	.94% I
Net investment income (loss)	1.08% I	2.12%	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$110	$108
Portfolio turnover rate J	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.97	$10.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.18	.15
Net realized and unrealized gain (loss)	1.02	.24	.71
Total from investment operations	1.05	.42	.86
Distributions from net investment income	-	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.01)	(.19) D	(.12)
Net asset value, end of period	$12.01	$10.97	$10.74
Total Return E,F,G	9.56%	3.90%	8.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.43% J	1.43%	1.44% J
Expenses net of fee waivers, if any	1.43 % J	1.43%	1.44% J
Expenses net of all reductions, if any	1.43% J	1.43%	1.44% J
Net investment income (loss)	.58% J	1.62%	1.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$135	$110	$107
Portfolio turnover rate K	35 % J	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.29	.24
Net realized and unrealized gain (loss)	1.02	.23	.71
Total from investment operations	1.11	.52	.95
Distributions from net investment income	(.02)	(.27)	(.19)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.03)	(.30)	(.19) D
Net asset value, end of period	$12.06	$10.98	$10.76
Total Return E,F	10.09%	4.92%	9.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.43%	.45% I,J
Expenses net of fee waivers, if any	.43 % I	.43%	.45% I,J
Expenses net of all reductions, if any	.43% I	.43%	.45% I,J
Net investment income (loss)	1.58% I	2.62%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,076	$831	$594
Portfolio turnover rate K	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.25
Net realized and unrealized gain (loss)	1.02	.23	.72
Total from investment operations	1.12	.53	.97
Distributions from net investment income	(.01)	(.27)	(.18)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.31) D	(.19)
Net asset value, end of period	$12.10	$11.00	$10.78
Total Return E,F	10.20%	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I	.33%	.34% I
Expenses net of fee waivers, if any	.33 % I	.33%	.34% I
Expenses net of all reductions, if any	.33% I	.33%	.34% I
Net investment income (loss)	1.68% I	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$127	$115	$110
Portfolio turnover rate J	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.26
Net realized and unrealized gain (loss)	1.02	.24	.72
Total from investment operations	1.12	.54	.98
Distributions from net investment income	(.02)	(.29)	(.19)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02) D	(.32)	(.20)
Net asset value, end of period	$12.10	$11.00	$10.78
Total Return E,F	10.24%	5.08%	9.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I	.23%	.24% I
Expenses net of fee waivers, if any	.23 % I	.23%	.24% I
Expenses net of all reductions, if any	.23% I	.23%	.24% I
Net investment income (loss)	1.78% I	2.71%	2.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$798	$523	$376
Portfolio turnover rate J	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.29	.24
Net realized and unrealized gain (loss)	1.03	.23	.72
Total from investment operations	1.12	.52	.96
Distributions from net investment income	(.01)	(.26)	(.18)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.30) D	(.19)
Net asset value, end of period	$12.09	$10.99	$10.77
Total Return E,F	10.18%	4.84%	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.43%	.44% I
Expenses net of fee waivers, if any	.43 % I	.43%	.44% I
Expenses net of all reductions, if any	.43% I	.43%	.44% I
Net investment income (loss)	1.58% I	2.62%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$146	$133	$130
Portfolio turnover rate J	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30	.25
Net realized and unrealized gain (loss)	1.02	.23	.72
Total from investment operations	1.12	.53	.97
Distributions from net investment income	(.01)	(.27)	(.18)
Distributions from net realized gain	(.01)	(.03)	(.01)
Total distributions	(.02)	(.31) D	(.19)
Net asset value, end of period	$12.10	$11.00	$10.78
Total Return E,F	10.20%	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I	.33%	.34% I
Expenses net of fee waivers, if any	.33 % I	.33%	.34% I
Expenses net of all reductions, if any	.33% I	.33%	.34% I
Net investment income (loss)	1.68% I	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$110	$108
Portfolio turnover rate J	35 % I	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	931	9,395
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	58,294	457,024
Fidelity Series International Developed Markets Bond Index Fund (a)	18,510	161,404
Fidelity Series Long-Term Treasury Bond Index Fund (a)	52,787	288,218
Fidelity Series Sustainable Investment Grade Bond Fund (a)	98,276	964,091
TOTAL BOND FUNDS (Cost $1,870,177)		1,880,132

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $968,657)	76,507	1,219,521

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	23,787	337,540
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	54,669	755,524
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $903,864)		1,093,064

Short-Term Funds - 1.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $75,514)	7,591	75,530

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,818,212)	4,268,247
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,643)
NET ASSETS - 100.0%	4,266,604

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	9,395	-	-	-	-	9,395	931
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	248,425	231,996	30,142	3,458	(232)	6,977	457,024	58,294
Fidelity Series International Developed Markets Bond Index Fund	77,631	90,177	7,949	848	39	1,506	161,404	18,510
Fidelity Series Long-Term Treasury Bond Index Fund	148,982	165,025	28,504	3,924	(281)	2,996	288,218	52,787
Fidelity Series Sustainable Emerging Markets Fund	190,242	171,560	79,044	-	1,208	53,574	337,540	23,787
Fidelity Series Sustainable Investment Grade Bond Fund	533,877	507,355	85,388	14,659	(887)	9,134	964,091	98,276
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	398,915	372,465	91,461	-	850	74,755	755,524	54,669
Fidelity Series Sustainable U.S. Market Fund	638,563	550,298	123,804	-	959	153,505	1,219,521	76,507
Fidelity Series Treasury Bill Index Fund	-	101,528	26,007	949	(7)	16	75,530	7,591
	2,236,635	2,199,799	472,299	23,838	1,649	302,463	4,268,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,880,132	1,880,132	-	-

Domestic Equity Funds	1,219,521	1,219,521	-	-

International Equity Funds	1,093,064	1,093,064	-	-

Short-Term Funds	75,530	75,530	-	-
Total Investments in Securities:	4,268,247	4,268,247	-	-
Fidelity® Sustainable Target Date 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,818,212)	$4,268,247

Total Investment in Securities (cost $3,818,212)		$4,268,247
Receivable for investments sold		30,837
Total assets		4,299,084
Liabilities
Payable for investments purchased	$30,798
Distributions payable	38
Accrued management fee	1,421
Distribution and service plan fees payable	223
Total liabilities		32,480
Net Assets		$4,266,604
Net Assets consist of:
Paid in capital		$3,823,742
Total accumulated earnings (loss)		442,862
Net Assets		$4,266,604

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($257,098 ÷ 20,712 shares)(a)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M :
Net Asset Value and redemption price per share ($124,016 ÷ 10,000 shares)(a)		$12.40
Maximum offering price per share (100/96.50 of $12.40)		$12.85
Class C :
Net Asset Value and offering price per share ($138,680 ÷ 11,218 shares)(a)		$12.36
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($2,604,081 ÷ 209,477 shares)		$12.43
Class K :
Net Asset Value, offering price and redemption price per share ($130,068 ÷ 10,453 shares)		$12.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($663,607 ÷ 53,325 shares)		$12.44
Class I :
Net Asset Value, offering price and redemption price per share ($224,618 ÷ 18,077 shares)		$12.43
Class Z :
Net Asset Value, offering price and redemption price per share ($124,436 ÷ 10,000 shares)		$12.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$23,838
Expenses
Management fee	$5,678
Distribution and service plan fees	1,241
Independent trustees' fees and expenses	3
Total expenses		6,922
Net Investment income (loss)		16,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,649
Total net realized gain (loss)		1,649
Change in net unrealized appreciation (depreciation) on investment securities		302,463
Net gain (loss)		304,112
Net increase (decrease) in net assets resulting from operations		$321,028
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,916	$47,416
Net realized gain (loss)	1,649	(616)
Change in net unrealized appreciation (depreciation)	302,463	35,803
Net increase (decrease) in net assets resulting from operations	321,028	82,603
Distributions to shareholders	(4,851)	(48,269)

Share transactions - net increase (decrease)	1,714,719	447,053
Total increase (decrease) in net assets	2,030,896	481,387

Net Assets
Beginning of period	2,235,708	1,754,321
End of period	$4,266,604	$2,235,708

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.24	.18
Net realized and unrealized gain (loss)	1.20	.25	.90
Total from investment operations	1.26	.49	1.08
Distributions from net investment income	(.02)	(.22)	(.17)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.02)	(.23)	(.17)
Net asset value, end of period	$12.41	$11.17	$10.91
Total Return D,E,F	11.29%	4.49%	10.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.70%	.70% I
Expenses net of fee waivers, if any	.69 % I	.70%	.70% I
Expenses net of all reductions, if any	.69% I	.70%	.70% I
Net investment income (loss)	.95% I	2.12%	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$257	$150	$128
Portfolio turnover rate J	31 % I	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$10.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.21	.16
Net realized and unrealized gain (loss)	1.21	.25	.90
Total from investment operations	1.25	.46	1.06
Distributions from net investment income	(.01)	(.19)	(.16)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.01)	(.20)	(.16)
Net asset value, end of period	$12.40	$11.16	$10.90
Total Return D,E,F	11.21%	4.23%	10.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94% I	.95%	.95% I
Expenses net of fee waivers, if any	.94 % I	.95%	.95% I
Expenses net of all reductions, if any	.94% I	.95%	.95% I
Net investment income (loss)	.70% I	1.88%	1.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$124	$112	$109
Portfolio turnover rate J	31 % I	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.14	$10.89	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.15	.11
Net realized and unrealized gain (loss)	1.21	.25	.90
Total from investment operations	1.22	.40	1.01
Distributions from net investment income	-	(.14)	(.12)
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.15)	(.12)
Net asset value, end of period	$12.36	$11.14	$10.89
Total Return D,E,F	10.95%	3.64%	10.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.44% I	1.45%	1.45% I
Expenses net of fee waivers, if any	1.44 % I	1.45%	1.45% I
Expenses net of all reductions, if any	1.44% I	1.45%	1.45% I
Net investment income (loss)	.20% I	1.37%	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$139	$125	$109
Portfolio turnover rate J	31 % I	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.20
Net realized and unrealized gain (loss)	1.21	.25	.90
Total from investment operations	1.28	.52	1.10
Distributions from net investment income	(.03)	(.25)	(.18)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.26)	(.18)
Net asset value, end of period	$12.43	$11.18	$10.92
Total Return D,E	11.43%	4.81%	11.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44% H	.45%	.45% H
Expenses net of fee waivers, if any	.44 % H	.45%	.45% H
Expenses net of all reductions, if any	.44% H	.45%	.45% H
Net investment income (loss)	1.20% H	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,604	$932	$653
Portfolio turnover rate I	31 % H	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.28	.21
Net realized and unrealized gain (loss)	1.21	.25	.90
Total from investment operations	1.29	.53	1.11
Distributions from net investment income	(.03)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.27) D	(.19)
Net asset value, end of period	$12.44	$11.18	$10.92
Total Return E,F	11.53%	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34% I	.35%	.35% I
Expenses net of fee waivers, if any	.34 % I	.35%	.35% I
Expenses net of all reductions, if any	.34% I	.35%	.35% I
Net investment income (loss)	1.30% I	2.47%	2.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$117	$111
Portfolio turnover rate J	31 % I	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.28	.22
Net realized and unrealized gain (loss)	1.21	.26	.90
Total from investment operations	1.29	.54	1.12
Distributions from net investment income	(.03)	(.27)	(.20)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.28)	(.20)
Net asset value, end of period	$12.44	$11.18	$10.92
Total Return D,E	11.56%	4.99%	11.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H	.25%	.25% H
Expenses net of fee waivers, if any	.24 % H	.25%	.25% H
Expenses net of all reductions, if any	.24% H	.25%	.25% H
Net investment income (loss)	1.40% H	2.53%	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$664	$487	$317
Portfolio turnover rate I	31 % H	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.20
Net realized and unrealized gain (loss)	1.21	.24	.91
Total from investment operations	1.28	.51	1.11
Distributions from net investment income	(.02)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.02)	(.26)	(.19)
Net asset value, end of period	$12.43	$11.17	$10.92
Total Return D,E	11.52%	4.73%	11.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44% H	.45%	.45% H
Expenses net of fee waivers, if any	.44 % H	.45%	.45% H
Expenses net of all reductions, if any	.44% H	.45%	.45% H
Net investment income (loss)	1.20% H	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$225	$202	$109
Portfolio turnover rate I	31 % H	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.28	.21
Net realized and unrealized gain (loss)	1.21	.25	.90
Total from investment operations	1.29	.53	1.11
Distributions from net investment income	(.03)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.27) D	(.19)
Net asset value, end of period	$12.44	$11.18	$10.92
Total Return E,F	11.53%	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34% I	.35%	.35% I
Expenses net of fee waivers, if any	.34 % I	.35%	.35% I
Expenses net of all reductions, if any	.34% I	.35%	.35% I
Net investment income (loss)	1.30% I	2.48%	2.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$124	$112	$109
Portfolio turnover rate J	31 % I	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	532	5,373
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	98,348	771,048
Fidelity Series International Developed Markets Bond Index Fund (a)	45,867	399,959
Fidelity Series Long-Term Treasury Bond Index Fund (a)	143,901	785,698
Fidelity Series Sustainable Investment Grade Bond Fund (a)	213,861	2,097,973
TOTAL BOND FUNDS (Cost $4,001,100)		4,060,051

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,823,910)	219,610	3,500,590

International Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	66,049	937,241
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	152,287	2,104,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,470,203)		3,041,853

Short-Term Funds - 1.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $175,547)	17,649	175,611

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,470,760)	10,778,105
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,473)
NET ASSETS - 100.0%	10,773,632

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,373	-	-	-	-	5,373	532
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	478,325	330,721	51,005	7,118	446	12,561	771,048	98,348
Fidelity Series International Developed Markets Bond Index Fund	238,661	185,072	28,033	2,733	146	4,113	399,959	45,867
Fidelity Series Long-Term Treasury Bond Index Fund	491,470	370,839	82,017	12,979	(1,709)	7,115	785,698	143,901
Fidelity Series Sustainable Emerging Markets Fund	642,641	360,838	244,540	-	3,078	175,224	937,241	66,049
Fidelity Series Sustainable Investment Grade Bond Fund	1,461,850	863,288	247,932	39,295	(1,977)	22,744	2,097,973	213,861
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,363,989	815,452	338,511	-	2,986	260,696	2,104,612	152,287
Fidelity Series Sustainable U.S. Market Fund	2,253,736	1,194,854	481,564	-	6,734	526,830	3,500,590	219,610
Fidelity Series Treasury Bill Index Fund	-	262,429	86,864	2,903	(17)	63	175,611	17,649
	6,930,672	4,388,866	1,560,466	65,028	9,687	1,009,346	10,778,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,060,051	4,060,051	-	-

Domestic Equity Funds	3,500,590	3,500,590	-	-

International Equity Funds	3,041,853	3,041,853	-	-

Short-Term Funds	175,611	175,611	-	-
Total Investments in Securities:	10,778,105	10,778,105	-	-
Fidelity® Sustainable Target Date 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,470,760)	$10,778,105

Total Investment in Securities (cost $9,470,760)		$10,778,105
Receivable for investments sold		75,828
Receivable for fund shares sold		219
Total assets		10,854,152
Liabilities
Payable for investments purchased	$75,946
Payable for fund shares redeemed	101
Accrued management fee	3,665
Distribution and service plan fees payable	808
Total liabilities		80,520
Net Assets		$10,773,632
Net Assets consist of:
Paid in capital		$9,456,718
Total accumulated earnings (loss)		1,316,914
Net Assets		$10,773,632

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,534,841 ÷ 120,365 shares)(a)		$12.75
Maximum offering price per share (100/94.25 of $12.75)		$13.53
Class M :
Net Asset Value and redemption price per share ($687,590 ÷ 54,051 shares)(a)		$12.72
Maximum offering price per share (100/96.50 of $12.72)		$13.18
Class C :
Net Asset Value and offering price per share ($251,964 ÷ 19,828 shares)(a)		$12.71
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($5,280,401 ÷ 413,235 shares)		$12.78
Class K :
Net Asset Value, offering price and redemption price per share ($133,248 ÷ 10,397 shares)		$12.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,457,887 ÷ 191,817 shares)		$12.81
Class I :
Net Asset Value, offering price and redemption price per share ($285,162 ÷ 22,281 shares)		$12.80
Class Z :
Net Asset Value, offering price and redemption price per share ($142,539 ÷ 11,122 shares)		$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$65,028
Expenses
Management fee	$18,566
Distribution and service plan fees	4,048
Independent trustees' fees and expenses	10
Total expenses		22,624
Net Investment income (loss)		42,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	9,687
Total net realized gain (loss)		9,687
Change in net unrealized appreciation (depreciation) on investment securities		1,009,346
Net gain (loss)		1,019,033
Net increase (decrease) in net assets resulting from operations		$1,061,437
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,404	$115,766
Net realized gain (loss)	9,687	(11,615)
Change in net unrealized appreciation (depreciation)	1,009,346	50,463
Net increase (decrease) in net assets resulting from operations	1,061,437	154,614
Distributions to shareholders	(25,340)	(117,823)

Share transactions - net increase (decrease)	2,810,042	3,437,885
Total increase (decrease) in net assets	3,846,139	3,474,676

Net Assets
Beginning of period	6,927,493	3,452,817
End of period	$10,773,632	$6,927,493

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.24	.19
Net realized and unrealized gain (loss)	1.37	.25	1.05
Total from investment operations	1.41	.49	1.24
Distributions from net investment income	(.01)	(.20)	(.14)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.03)	(.22)	(.14)
Net asset value, end of period	$12.75	$11.37	$11.10
Total Return D,E,F	12.46%	4.43%	12.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.71%	.72% I,J
Expenses net of fee waivers, if any	.71 % I	.71%	.72% I,J
Expenses net of all reductions, if any	.71% I	.71%	.72% I,J
Net investment income (loss)	.74% I	2.10%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,535	$1,055	$533
Portfolio turnover rate K	35 % I	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.21	.16
Net realized and unrealized gain (loss)	1.37	.25	1.06
Total from investment operations	1.40	.46	1.22
Distributions from net investment income	(.01)	(.19)	(.12)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.03)	(.21)	(.12)
Net asset value, end of period	$12.72	$11.35	$11.10
Total Return D,E,F	12.34%	4.19%	12.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96% I	.97% J	.96% I
Expenses net of fee waivers, if any	.96 % I	.97% J	.96% I
Expenses net of all reductions, if any	.96% I	.97% J	.96% I
Net investment income (loss)	.49% I	1.85%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$688	$612	$121
Portfolio turnover rate K	35 % I	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.16	.12
Net realized and unrealized gain (loss)	1.37	.25	1.05
Total from investment operations	1.37	.41	1.17
Distributions from net investment income	(.01)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.01)	-
Total distributions	(.03)	(.12)	(.09)
Net asset value, end of period	$12.71	$11.37	$11.08
Total Return E,F,G	12.11%	3.69%	11.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.46% J	1.46%	1.46% J
Expenses net of fee waivers, if any	1.46 % J	1.46%	1.46% J
Expenses net of all reductions, if any	1.46% J	1.46%	1.46% J
Net investment income (loss)	(.01)% J	1.36%	1.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$252	$119	$115
Portfolio turnover rate K	35 % J	31%	62% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.27	.21
Net realized and unrealized gain (loss)	1.37	.25	1.06
Total from investment operations	1.43	.52	1.27
Distributions from net investment income	(.02)	(.22)	(.16)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.04)	(.24)	(.16)
Net asset value, end of period	$12.78	$11.39	$11.11
Total Return D,E	12.62%	4.70%	12.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H	.46%	.47% H,I
Expenses net of fee waivers, if any	.46 % H	.46%	.47% H,I
Expenses net of all reductions, if any	.46% H	.46%	.47% H,I
Net investment income (loss)	.99% H	2.36%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,280	$3,952	$1,769
Portfolio turnover rate J	35 % H	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.22
Net realized and unrealized gain (loss)	1.38	.26	1.05
Total from investment operations	1.45	.54	1.27
Distributions from net investment income	(.02)	(.22)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.05) D	(.24)	(.15)
Net asset value, end of period	$12.82	$11.42	$11.12
Total Return E,F	12.70%	4.85%	12.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36%	.36% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36% I
Expenses net of all reductions, if any	.36% I	.36%	.36% I
Net investment income (loss)	1.09% I	2.46%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$133	$118	$113
Portfolio turnover rate J	35 % I	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.23
Net realized and unrealized gain (loss)	1.37	.29	1.05
Total from investment operations	1.44	.56	1.28
Distributions from net investment income	(.03)	(.24)	(.16)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.05)	(.26)	(.16)
Net asset value, end of period	$12.81	$11.42	$11.12
Total Return D,E	12.64%	5.02%	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26%	.26% H
Expenses net of fee waivers, if any	.26 % H	.26%	.26% H
Expenses net of all reductions, if any	.26% H	.26%	.26% H
Net investment income (loss)	1.19% H	2.32%	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,458	$691	$443
Portfolio turnover rate I	35 % H	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.27	.21
Net realized and unrealized gain (loss)	1.38	.26	1.05
Total from investment operations	1.44	.53	1.26
Distributions from net investment income	(.03)	(.21)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.05)	(.23)	(.15)
Net asset value, end of period	$12.80	$11.41	$11.11
Total Return D,E	12.64%	4.76%	12.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H	.46%	.46% H
Expenses net of fee waivers, if any	.46 % H	.46%	.46% H
Expenses net of all reductions, if any	.46% H	.46%	.46% H
Net investment income (loss)	.99% H	2.36%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$285	$253	$136
Portfolio turnover rate I	35 % H	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.22
Net realized and unrealized gain (loss)	1.38	.26	1.05
Total from investment operations	1.45	.54	1.27
Distributions from net investment income	(.02)	(.22)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.05) D	(.24)	(.15)
Net asset value, end of period	$12.82	$11.42	$11.12
Total Return E,F	12.70%	4.85%	12.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36%	.36% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36% I
Expenses net of all reductions, if any	.36% I	.36%	.36% I
Net investment income (loss)	1.09% I	2.46%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$143	$127	$111
Portfolio turnover rate J	35 % I	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	35,693	279,836
Fidelity Series International Developed Markets Bond Index Fund (a)	35,662	310,972
Fidelity Series Long-Term Treasury Bond Index Fund (a)	129,652	707,898
Fidelity Series Sustainable Investment Grade Bond Fund (a)	142,180	1,394,790
TOTAL BOND FUNDS (Cost $2,660,047)		2,693,496

Domestic Equity Funds - 37.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,764,450)	216,452	3,450,244

International Equity Funds - 31.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	62,889	892,401
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	145,575	2,011,849
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,367,804)		2,904,250

Short-Term Funds - 1.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $149,754)	15,058	149,828

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,942,055)	9,197,818
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,246)
NET ASSETS - 100.0%	9,194,572

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,351	145,918	15,236	2,334	(8)	4,811	279,836	35,693
Fidelity Series International Developed Markets Bond Index Fund	158,555	163,528	14,152	1,941	9	3,032	310,972	35,662
Fidelity Series Long-Term Treasury Bond Index Fund	401,713	358,876	57,928	11,337	(701)	5,938	707,898	129,652
Fidelity Series Sustainable Emerging Markets Fund	552,618	368,002	194,163	-	556	165,388	892,401	62,889
Fidelity Series Sustainable Investment Grade Bond Fund	859,503	673,849	152,107	24,705	(392)	13,937	1,394,790	142,180
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,191,795	792,786	216,301	-	767	242,802	2,011,849	145,575
Fidelity Series Sustainable U.S. Market Fund	2,037,011	1,245,025	350,530	-	9,011	509,727	3,450,244	216,452
Fidelity Series Treasury Bill Index Fund	-	218,774	68,988	2,413	(32)	74	149,828	15,058
	5,345,546	3,966,758	1,069,405	42,730	9,210	945,709	9,197,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,693,496	2,693,496	-	-

Domestic Equity Funds	3,450,244	3,450,244	-	-

International Equity Funds	2,904,250	2,904,250	-	-

Short-Term Funds	149,828	149,828	-	-
Total Investments in Securities:	9,197,818	9,197,818	-	-
Fidelity® Sustainable Target Date 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,942,055)	$9,197,818

Total Investment in Securities (cost $7,942,055)		$9,197,818
Receivable for investments sold		68,974
Receivable for fund shares sold		7,907
Total assets		9,274,699
Liabilities
Payable for investments purchased	$66,605
Payable for fund shares redeemed	10,275
Accrued management fee	2,964
Distribution and service plan fees payable	283
Total liabilities		80,127
Net Assets		$9,194,572
Net Assets consist of:
Paid in capital		$7,938,631
Total accumulated earnings (loss)		1,255,941
Net Assets		$9,194,572

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($305,777 ÷ 22,976 shares)(a)		$13.31
Maximum offering price per share (100/94.25 of $13.31)		$14.12
Class M :
Net Asset Value and redemption price per share ($171,567 ÷ 12,901 shares)(a)		$13.30
Maximum offering price per share (100/96.50 of $13.30)		$13.78
Class C :
Net Asset Value and offering price per share ($196,170 ÷ 14,821 shares)(a)		$13.24
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($4,837,837 ÷ 363,331 shares)		$13.32
Class K :
Net Asset Value, offering price and redemption price per share ($138,530 ÷ 10,378 shares)		$13.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,116,653 ÷ 233,502 shares)		$13.35
Class I :
Net Asset Value, offering price and redemption price per share ($149,193 ÷ 11,168 shares)		$13.36
Class Z :
Net Asset Value, offering price and redemption price per share ($278,845 ÷ 20,894 shares)		$13.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$42,730
Expenses
Management fee	$14,558
Distribution and service plan fees	1,567
Independent trustees' fees and expenses	8
Total expenses		16,133
Net Investment income (loss)		26,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	9,210
Total net realized gain (loss)		9,210
Change in net unrealized appreciation (depreciation) on investment securities		945,709
Net gain (loss)		954,919
Net increase (decrease) in net assets resulting from operations		$981,516
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,597	$84,836
Net realized gain (loss)	9,210	(13,214)
Change in net unrealized appreciation (depreciation)	945,709	87,372
Net increase (decrease) in net assets resulting from operations	981,516	158,994
Distributions to shareholders	(20,236)	(89,945)

Share transactions - net increase (decrease)	2,889,909	1,804,691
Total increase (decrease) in net assets	3,851,189	1,873,740

Net Assets
Beginning of period	5,343,383	3,469,643
End of period	$9,194,572	$5,343,383

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.20	.14
Net realized and unrealized gain (loss)	1.60	.32	1.38
Total from investment operations	1.63	.52	1.52
Distributions from net investment income	(.01)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.03) D	(.20) D	(.13)
Net asset value, end of period	$13.31	$11.71	$11.39
Total Return E,F,G	13.97%	4.61%	15.23%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.72% J	.72%	.73% J,K
Expenses net of fee waivers, if any	.72 % J	.72%	.73% J,K
Expenses net of all reductions, if any	.72% J	.72%	.73% J,K
Net investment income (loss)	.43% J	1.67%	1.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$306	$235	$175
Portfolio turnover rate L	29 % J	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.17	.12
Net realized and unrealized gain (loss)	1.61	.32	1.37
Total from investment operations	1.62	.49	1.49
Distributions from net investment income	(.01)	(.14)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03) D	(.16)	(.11)
Net asset value, end of period	$13.30	$11.71	$11.38
Total Return E,F,G	13.88%	4.33%	14.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.97% J	.97%	.97% J
Expenses net of fee waivers, if any	.97 % J	.97%	.97% J
Expenses net of all reductions, if any	.97% J	.97%	.97% J
Net investment income (loss)	.18% J	1.43%	1.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$172	$147	$114
Portfolio turnover rate K	29 % J	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$11.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.11	.07
Net realized and unrealized gain (loss)	1.61	.32	1.38
Total from investment operations	1.59	.43	1.45
Distributions from net investment income	-	(.10)	(.07)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.12)	(.08)
Net asset value, end of period	$13.24	$11.68	$11.37
Total Return D,E,F	13.60%	3.77%	14.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.47% I	1.47%	1.47% I
Expenses net of fee waivers, if any	1.47 % I	1.47%	1.47% I
Expenses net of all reductions, if any	1.47% I	1.47%	1.47% I
Net investment income (loss)	(.32)% I	.92%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$196	$158	$114
Portfolio turnover rate J	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.23	.17
Net realized and unrealized gain (loss)	1.61	.33	1.37
Total from investment operations	1.65	.56	1.54
Distributions from net investment income	(.02)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.04) D	(.24)	(.15) D
Net asset value, end of period	$13.32	$11.71	$11.39
Total Return E,F	14.15%	4.89%	15.48%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.47%	.48% I,J
Expenses net of fee waivers, if any	.47 % I	.47%	.48% I,J
Expenses net of all reductions, if any	.47% I	.47%	.47% I,J
Net investment income (loss)	.68% I	1.92%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,838	$2,757	$1,177
Portfolio turnover rate K	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.24	.18
Net realized and unrealized gain (loss)	1.61	.32	1.37
Total from investment operations	1.66	.56	1.55
Distributions from net investment income	(.02)	(.21)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.04) D	(.23) D	(.15)
Net asset value, end of period	$13.35	$11.73	$11.40
Total Return E,F	14.23%	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I	.37%	.37% I
Expenses net of fee waivers, if any	.37 % I	.37%	.37% I
Expenses net of all reductions, if any	.37% I	.37%	.37% I
Net investment income (loss)	.78% I	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$139	$121	$116
Portfolio turnover rate J	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.25	.19
Net realized and unrealized gain (loss)	1.61	.32	1.38
Total from investment operations	1.67	.57	1.57
Distributions from net investment income	(.02)	(.23)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.05)	(.25) D	(.16)
Net asset value, end of period	$13.35	$11.73	$11.41
Total Return E,F	14.26%	5.03%	15.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.27% I	.27%	.28% I,J
Expenses net of fee waivers, if any	.27 % I	.27%	.28% I,J
Expenses net of all reductions, if any	.27% I	.27%	.28% I,J
Net investment income (loss)	.88% I	2.08%	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,117	$1,657	$1,292
Portfolio turnover rate K	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.23	.17
Net realized and unrealized gain (loss)	1.62	.32	1.37
Total from investment operations	1.66	.55	1.54
Distributions from net investment income	(.02)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.04) D	(.21)	(.14) D
Net asset value, end of period	$13.36	$11.74	$11.40
Total Return E,F	14.19%	4.79%	15.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.47%	.48% I,J
Expenses net of fee waivers, if any	.47 % I	.47%	.48% I,J
Expenses net of all reductions, if any	.47% I	.47%	.48% I,J
Net investment income (loss)	.68% I	1.93%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$149	$117	$254
Portfolio turnover rate K	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.24	.18
Net realized and unrealized gain (loss)	1.62	.32	1.37
Total from investment operations	1.67	.56	1.55
Distributions from net investment income	(.02)	(.21)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.05)	(.23) D	(.15)
Net asset value, end of period	$13.35	$11.73	$11.40
Total Return E,F	14.26%	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I	.37%	.37% I
Expenses net of fee waivers, if any	.37 % I	.37%	.37% I
Expenses net of all reductions, if any	.37% I	.37%	.37% I
Net investment income (loss)	.78% I	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$279	$151	$114
Portfolio turnover rate J	29 % I	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,846	186,954
Fidelity Series International Developed Markets Bond Index Fund (a)	21,903	190,997
Fidelity Series Long-Term Treasury Bond Index Fund (a)	196,316	1,071,887
Fidelity Series Sustainable Investment Grade Bond Fund (a)	50,839	498,725
TOTAL BOND FUNDS (Cost $1,923,406)		1,948,563

Domestic Equity Funds - 46.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $5,196,050)	399,227	6,363,672

International Equity Funds - 37.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	111,049	1,575,785
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	258,153	3,567,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,243,964)		5,143,456

Short-Term Funds - 1.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $228,198)	22,943	228,282

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,591,618)	13,683,973
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,026)
NET ASSETS - 100.0%	13,678,947

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	107,659	79,372	3,396	1,694	(18)	3,337	186,954	23,846
Fidelity Series International Developed Markets Bond Index Fund	70,044	127,894	8,585	1,005	15	1,629	190,997	21,903
Fidelity Series Long-Term Treasury Bond Index Fund	592,268	516,283	44,723	16,649	(1,832)	9,891	1,071,887	196,316
Fidelity Series Sustainable Emerging Markets Fund	934,663	583,563	228,917	-	322	286,154	1,575,785	111,049
Fidelity Series Sustainable Investment Grade Bond Fund	351,973	308,550	165,109	7,890	(1,293)	4,604	498,725	50,839
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,052,891	1,284,891	189,117	-	1,345	417,661	3,567,671	258,153
Fidelity Series Sustainable U.S. Market Fund	3,645,673	2,055,958	280,368	-	(60)	942,469	6,363,672	399,227
Fidelity Series Treasury Bill Index Fund	-	320,824	92,607	3,505	(19)	84	228,282	22,943
	7,755,171	5,277,335	1,012,822	30,743	(1,540)	1,665,829	13,683,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,948,563	1,948,563	-	-

Domestic Equity Funds	6,363,672	6,363,672	-	-

International Equity Funds	5,143,456	5,143,456	-	-

Short-Term Funds	228,282	228,282	-	-
Total Investments in Securities:	13,683,973	13,683,973	-	-
Fidelity® Sustainable Target Date 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,591,618)	$13,683,973

Total Investment in Securities (cost $11,591,618)		$13,683,973
Receivable for investments sold		48,593
Receivable for fund shares sold		28,181
Total assets		13,760,747
Liabilities
Payable for investments purchased	$76,738
Payable for fund shares redeemed	35
Accrued management fee	4,598
Distribution and service plan fees payable	429
Total liabilities		81,800
Net Assets		$13,678,947
Net Assets consist of:
Paid in capital		$11,610,542
Total accumulated earnings (loss)		2,068,405
Net Assets		$13,678,947

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($451,844 ÷ 32,117 shares)(a)		$14.07
Maximum offering price per share (100/94.25 of $14.07)		$14.93
Class M :
Net Asset Value and redemption price per share ($393,554 ÷ 28,001 shares)(a)		$14.05
Maximum offering price per share (100/96.50 of $14.05)		$14.56
Class C :
Net Asset Value and offering price per share ($212,887 ÷ 15,225 shares)(a)		$13.98
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($8,575,192 ÷ 608,431 shares)		$14.09
Class K :
Net Asset Value, offering price and redemption price per share ($145,575 ÷ 10,292 shares)		$14.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,567,041 ÷ 252,175 shares)		$14.15
Class I :
Net Asset Value, offering price and redemption price per share ($168,115 ÷ 11,894 shares)		$14.13
Class Z :
Net Asset Value, offering price and redemption price per share ($164,739 ÷ 11,647 shares)		$14.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$30,743
Expenses
Management fee	$22,987
Distribution and service plan fees	1,994
Independent trustees' fees and expenses	11
Total expenses		24,992
Net Investment income (loss)		5,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,540)
Total net realized gain (loss)		(1,540)
Change in net unrealized appreciation (depreciation) on investment securities		1,665,829
Net gain (loss)		1,664,289
Net increase (decrease) in net assets resulting from operations		$1,670,040
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,751	$88,320
Net realized gain (loss)	(1,540)	2,606
Change in net unrealized appreciation (depreciation)	1,665,829	103,172
Net increase (decrease) in net assets resulting from operations	1,670,040	194,098
Distributions to shareholders	(19,779)	(98,719)

Share transactions - net increase (decrease)	4,276,654	4,154,252
Total increase (decrease) in net assets	5,926,915	4,249,631

Net Assets
Beginning of period	7,752,032	3,502,401
End of period	$13,678,947	$7,752,032

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.72	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.16	.11
Net realized and unrealized gain (loss)	2.02	.38	1.72
Total from investment operations	2.01	.54	1.83
Distributions from net investment income	-	(.15)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.17)	(.11)
Net asset value, end of period	$14.07	$12.09	$11.72
Total Return D,E,F	16.65%	4.61%	18.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.73%	.74% I,J
Expenses net of fee waivers, if any	.73 % I	.73%	.74% I,J
Expenses net of all reductions, if any	.73% I	.73%	.74% I,J
Net investment income (loss)	(.16)% I	1.34%	1.19% I
Supplemental Data
Net assets, end of period (000 omitted)	$452	$360	$306
Portfolio turnover rate K	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.13	.09
Net realized and unrealized gain (loss)	2.01	.39	1.71
Total from investment operations	1.98	.52	1.80
Distributions from net investment income	-	(.13)	(.07)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.15)	(.07) D
Net asset value, end of period	$14.05	$12.10	$11.73
Total Return E,F,G	16.39%	4.39%	18.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J	.98%	.98% J
Expenses net of fee waivers, if any	.98 % J	.98%	.98% J
Expenses net of all reductions, if any	.98% J	.98%	.98% J
Net investment income (loss)	(.41)% J	1.09%	.94% J
Supplemental Data
Net assets, end of period (000 omitted)	$394	$149	$129
Portfolio turnover rate K	19 % J	26%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$11.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.07	.04
Net realized and unrealized gain (loss)	2.01	.38	1.71
Total from investment operations	1.95	.45	1.75
Distributions from net investment income	-	(.08)	(.03)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.10)	(.04)
Net asset value, end of period	$13.98	$12.06	$11.71
Total Return D,E,F	16.19%	3.81%	17.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48% I	1.48%	1.48% I
Expenses net of fee waivers, if any	1.48 % I	1.48%	1.48% I
Expenses net of all reductions, if any	1.48% I	1.48%	1.48% I
Net investment income (loss)	(.91)% I	.59%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$213	$122	$117
Portfolio turnover rate J	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.19	.14
Net realized and unrealized gain (loss)	2.01	.38	1.71
Total from investment operations	2.02	.57	1.85
Distributions from net investment income	-	(.18)	(.12)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.20)	(.12) D
Net asset value, end of period	$14.09	$12.10	$11.73
Total Return E,F	16.72%	4.88%	18.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I	.48%	.49% I,J
Expenses net of fee waivers, if any	.48 % I	.48%	.49% I,J
Expenses net of all reductions, if any	.48% I	.48%	.49% I,J
Net investment income (loss)	.09% I	1.59%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,575	$5,521	$1,854
Portfolio turnover rate K	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.21	.15
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.03	.59	1.86
Distributions from net investment income	-	(.18)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.20)	(.11) D
Net asset value, end of period	$14.14	$12.14	$11.75
Total Return E,F	16.75%	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.38% I
Expenses net of fee waivers, if any	.38 % I	.38%	.38% I
Expenses net of all reductions, if any	.38% I	.38%	.38% I
Net investment income (loss)	.19% I	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$146	$125	$119
Portfolio turnover rate J	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.16
Net realized and unrealized gain (loss)	2.03	.40	1.71
Total from investment operations	2.05	.60	1.87
Distributions from net investment income	- D	(.20)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.22)	(.12)
Net asset value, end of period	$14.15	$12.13	$11.75
Total Return E,F	16.94%	5.10%	18.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28% I	.28%	.28% I
Expenses net of fee waivers, if any	.28 % I	.28%	.28% I
Expenses net of all reductions, if any	.28% I	.28%	.28% I
Net investment income (loss)	.29% I	1.63%	1.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,567	$1,209	$608
Portfolio turnover rate J	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.20	.14
Net realized and unrealized gain (loss)	2.02	.37	1.72
Total from investment operations	2.03	.57	1.86
Distributions from net investment income	-	(.17)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.19)	(.11)
Net asset value, end of period	$14.13	$12.13	$11.75
Total Return D,E	16.76%	4.84%	18.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48% H
Expenses net of all reductions, if any	.48% H	.48%	.48% H
Net investment income (loss)	.09% H	1.59%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$168	$143	$134
Portfolio turnover rate I	19 % H	26%	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.21	.15
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.03	.59	1.86
Distributions from net investment income	-	(.18)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.03)	(.20)	(.11) D
Net asset value, end of period	$14.14	$12.14	$11.75
Total Return E,F	16.75%	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.38% I
Expenses net of fee waivers, if any	.38 % I	.38%	.38% I
Expenses net of all reductions, if any	.38% I	.38%	.38% I
Net investment income (loss)	.19% I	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$165	$123	$117
Portfolio turnover rate J	19 % I	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	156	1,225
Fidelity Series International Developed Markets Bond Index Fund (a)	701	6,115
Fidelity Series Long-Term Treasury Bond Index Fund (a)	141,914	774,849
TOTAL BOND FUNDS (Cost $782,643)		782,189

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $5,184,024)	396,351	6,317,832

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	106,987	1,518,141
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	252,790	3,493,556
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,176,700)		5,011,697

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $170,471)	17,142	170,562

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,313,838)	12,282,280
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,720)
NET ASSETS - 100.0%	12,277,560

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	724	492	12	11	-	21	1,225	156
Fidelity Series International Developed Markets Bond Index Fund	-	8,466	2,381	-	30	-	6,115	701
Fidelity Series Long-Term Treasury Bond Index Fund	497,321	325,239	49,833	11,895	(2,494)	4,616	774,849	141,914
Fidelity Series Sustainable Emerging Markets Fund	916,707	523,384	196,122	-	(1,991)	276,163	1,518,141	106,987
Fidelity Series Sustainable Investment Grade Bond Fund	2,884	9,129	12,110	34	93	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,046,922	1,175,007	134,510	-	(608)	406,745	3,493,556	252,790
Fidelity Series Sustainable U.S. Market Fund	3,678,379	1,946,270	234,796	-	(4,522)	932,501	6,317,832	396,351
Fidelity Series Treasury Bill Index Fund	-	262,077	91,569	3,101	(37)	91	170,562	17,142
	7,142,937	4,250,064	721,333	15,041	(9,529)	1,620,141	12,282,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	782,189	782,189	-	-

Domestic Equity Funds	6,317,832	6,317,832	-	-

International Equity Funds	5,011,697	5,011,697	-	-

Short-Term Funds	170,562	170,562	-	-
Total Investments in Securities:	12,282,280	12,282,280	-	-
Fidelity® Sustainable Target Date 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,313,838)	$12,282,280

Total Investment in Securities (cost $10,313,838)		$12,282,280
Receivable for investments sold		26,510
Receivable for fund shares sold		2,015
Total assets		12,310,805
Liabilities
Payable for investments purchased	$25,935
Payable for fund shares redeemed	2,599
Accrued management fee	4,388
Distribution and service plan fees payable	323
Total liabilities		33,245
Net Assets		$12,277,560
Net Assets consist of:
Paid in capital		$10,358,139
Total accumulated earnings (loss)		1,919,421
Net Assets		$12,277,560

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($581,076 ÷ 40,491 shares)(a)		$14.35
Maximum offering price per share (100/94.25 of $14.35)		$15.23
Class M :
Net Asset Value and redemption price per share ($165,984 ÷ 11,578 shares)(a)		$14.34
Maximum offering price per share (100/96.50 of $14.34)		$14.86
Class C :
Net Asset Value and offering price per share ($186,210 ÷ 13,061 shares)(a)		$14.26
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($8,367,532 ÷ 581,999 shares)		$14.38
Class K :
Net Asset Value, offering price and redemption price per share ($148,414 ÷ 10,287 shares)		$14.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,532,102 ÷ 175,475 shares)		$14.43
Class I :
Net Asset Value, offering price and redemption price per share ($151,971 ÷ 10,545 shares)		$14.41
Class Z :
Net Asset Value, offering price and redemption price per share ($144,271 ÷ 10,000 shares)		$14.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,041
Expenses
Management fee	$21,640
Distribution and service plan fees	1,630
Independent trustees' fees and expenses	10
Total expenses		23,280
Net Investment income (loss)		(8,239)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(9,529)
Total net realized gain (loss)		(9,529)
Change in net unrealized appreciation (depreciation) on investment securities		1,620,141
Net gain (loss)		1,610,612
Net increase (decrease) in net assets resulting from operations		$1,602,373
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,239)	$81,417
Net realized gain (loss)	(9,529)	4,758
Change in net unrealized appreciation (depreciation)	1,620,141	43,074
Net increase (decrease) in net assets resulting from operations	1,602,373	129,249
Distributions to shareholders	(19,523)	(92,814)

Share transactions - net increase (decrease)	3,554,670	4,106,394
Total increase (decrease) in net assets	5,137,520	4,142,829

Net Assets
Beginning of period	7,140,040	2,997,211
End of period	$12,277,560	$7,140,040

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.17	.10
Net realized and unrealized gain (loss)	2.21	.37	1.83
Total from investment operations	2.18	.54	1.93
Distributions from net investment income	-	(.16)	(.10)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.17) D	(.10)
Net asset value, end of period	$14.35	$12.20	$11.83
Total Return E,F,G	17.92%	4.56%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.74% J
Expenses net of fee waivers, if any	.74 % J	.74%	.74% J
Expenses net of all reductions, if any	.74% J	.74%	.74% J
Net investment income (loss)	(.43)% J	1.41%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$581	$301	$124
Portfolio turnover rate K	15 % J	25%	58% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.14	.08
Net realized and unrealized gain (loss)	2.22	.37	1.82
Total from investment operations	2.17	.51	1.90
Distributions from net investment income	-	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.13)	(.08)
Net asset value, end of period	$14.34	$12.20	$11.82
Total Return D,E,F	17.84%	4.29%	19.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	.99%	.99% I
Expenses net of fee waivers, if any	.99 % I	.99%	.99% I
Expenses net of all reductions, if any	.99% I	.99%	.99% I
Net investment income (loss)	(.68)% I	1.16%	.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$166	$135	$119
Portfolio turnover rate J	15 % I	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.08	.03
Net realized and unrealized gain (loss)	2.20	.38	1.82
Total from investment operations	2.12	.46	1.85
Distributions from net investment income	-	(.07)	(.05)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.09)	(.05)
Net asset value, end of period	$14.26	$12.17	$11.80
Total Return D,E,F	17.47%	3.85%	18.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49% I	1.49%	1.49% I
Expenses net of fee waivers, if any	1.49 % I	1.49%	1.49% I
Expenses net of all reductions, if any	1.49% I	1.49%	1.49% I
Net investment income (loss)	(1.18)% I	.66%	.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$186	$128	$118
Portfolio turnover rate J	15 % I	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.21	.13
Net realized and unrealized gain (loss)	2.21	.37	1.81
Total from investment operations	2.20	.58	1.94
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.19)	(.12)
Net asset value, end of period	$14.38	$12.21	$11.82
Total Return D,E	18.07%	4.90%	19.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49%	.50% H,I
Expenses net of fee waivers, if any	.49 % H	.49%	.50% H,I
Expenses net of all reductions, if any	.49% H	.49%	.50% H,I
Net investment income (loss)	(.18)% H	1.66%	1.33% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,368	$5,164	$1,416
Portfolio turnover rate J	15 % H	25%	58% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.22	.14
Net realized and unrealized gain (loss)	2.23	.36	1.82
Total from investment operations	2.22	.58	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18) D	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return E,F	18.19%	4.92%	19.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39 % I	.39%	.39% I
Expenses net of all reductions, if any	.39% I	.39%	.39% I
Net investment income (loss)	(.08)% I	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$148	$126	$120
Portfolio turnover rate J	15 % I	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.18	.15
Net realized and unrealized gain (loss)	2.22	.42	1.82
Total from investment operations	2.22	.60	1.97
Distributions from net investment income	-	(.18)	(.13)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.03)	(.20) E	(.13)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return F,G	18.19%	5.09%	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.30% J,K
Expenses net of fee waivers, if any	.29 % J	.29%	.30% J,K
Expenses net of all reductions, if any	.29% J	.29%	.29% J,K
Net investment income (loss)	.02% J	1.43%	1.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,532	$1,036	$715
Portfolio turnover rate L	15 % J	25%	58% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.21	.13
Net realized and unrealized gain (loss)	2.21	.37	1.83
Total from investment operations	2.20	.58	1.96
Distributions from net investment income	-	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$14.41	$12.24	$11.84
Total Return D,E	18.03%	4.85%	19.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49%	.49% H
Expenses net of fee waivers, if any	.49 % H	.49%	.49% H
Expenses net of all reductions, if any	.49% H	.49%	.49% H
Net investment income (loss)	(.18)% H	1.66%	1.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$152	$128	$149
Portfolio turnover rate I	15 % H	25%	58% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.22	.14
Net realized and unrealized gain (loss)	2.23	.36	1.82
Total from investment operations	2.22	.58	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18) D	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return E,F	18.19%	4.92%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39 % I	.39%	.39% I
Expenses net of all reductions, if any	.39% I	.39%	.39% I
Net investment income (loss)	(.08)% I	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$144	$122	$118
Portfolio turnover rate J	15 % I	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	177	1,385
Fidelity Series International Developed Markets Bond Index Fund (a)	317	2,765
Fidelity Series Long-Term Treasury Bond Index Fund (a)	160,978	878,941
TOTAL BOND FUNDS (Cost $879,828)		883,091

Domestic Equity Funds - 51.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $5,863,942)	449,372	7,162,994

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	121,169	1,719,382
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	286,426	3,958,407
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,711,857)		5,677,789

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $163,737)	16,465	163,824

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,619,364)	13,887,698
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,458)
NET ASSETS - 100.0%	13,882,240

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	773	603	15	12	-	24	1,385	177
Fidelity Series International Developed Markets Bond Index Fund	-	4,861	2,123	-	27	-	2,765	317
Fidelity Series Long-Term Treasury Bond Index Fund	530,552	398,012	53,391	13,059	(3,453)	7,221	878,941	160,978
Fidelity Series Sustainable Emerging Markets Fund	978,053	635,553	198,985	-	(1,167)	305,928	1,719,382	121,169
Fidelity Series Sustainable Investment Grade Bond Fund	3,078	9,552	12,732	36	98	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,183,835	1,468,770	142,556	-	522	447,836	3,958,407	286,426
Fidelity Series Sustainable U.S. Market Fund	3,924,280	2,382,936	175,841	-	(1,711)	1,033,330	7,162,994	449,372
Fidelity Series Treasury Bill Index Fund	-	294,647	130,878	3,409	(31)	86	163,824	16,465
	7,620,571	5,194,934	716,521	16,516	(5,715)	1,794,429	13,887,698

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	883,091	883,091	-	-

Domestic Equity Funds	7,162,994	7,162,994	-	-

International Equity Funds	5,677,789	5,677,789	-	-

Short-Term Funds	163,824	163,824	-	-
Total Investments in Securities:	13,887,698	13,887,698	-	-
Fidelity® Sustainable Target Date 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,619,364)	$13,887,698

Total Investment in Securities (cost $11,619,364)		$13,887,698
Receivable for investments sold		47,836
Receivable for fund shares sold		68,102
Total assets		14,003,636
Liabilities
Payable for investments purchased	$90,317
Payable for fund shares redeemed	25,621
Accrued management fee	5,073
Distribution and service plan fees payable	385
Total liabilities		121,396
Net Assets		$13,882,240
Net Assets consist of:
Paid in capital		$11,651,954
Total accumulated earnings (loss)		2,230,286
Net Assets		$13,882,240

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($224,967 ÷ 15,636 shares)(a)		$14.39
Maximum offering price per share (100/94.25 of $14.39)		$15.27
Class M :
Net Asset Value and redemption price per share ($222,378 ÷ 15,501 shares)(a)		$14.35
Maximum offering price per share (100/96.50 of $14.35)		$14.87
Class C :
Net Asset Value and offering price per share ($304,264 ÷ 21,317 shares)(a)		$14.27
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($10,192,556 ÷ 707,962 shares)		$14.40
Class K :
Net Asset Value, offering price and redemption price per share ($148,400 ÷ 10,276 shares)		$14.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,320,930 ÷ 160,658 shares)		$14.45
Class I :
Net Asset Value, offering price and redemption price per share ($242,292 ÷ 16,800 shares)		$14.42
Class Z :
Net Asset Value, offering price and redemption price per share ($226,453 ÷ 15,681 shares)		$14.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,516
Expenses
Management fee	$24,223
Distribution and service plan fees	2,015
Independent trustees' fees and expenses	11
Total expenses		26,249
Net Investment income (loss)		(9,733)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,715)
Total net realized gain (loss)		(5,715)
Change in net unrealized appreciation (depreciation) on investment securities		1,794,429
Net gain (loss)		1,788,714
Net increase (decrease) in net assets resulting from operations		$1,778,981
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,733)	$81,194
Net realized gain (loss)	(5,715)	13,745
Change in net unrealized appreciation (depreciation)	1,794,429	86,491
Net increase (decrease) in net assets resulting from operations	1,778,981	181,430
Distributions to shareholders	(17,386)	(92,429)

Share transactions - net increase (decrease)	4,503,147	3,816,943
Total increase (decrease) in net assets	6,264,742	3,905,944

Net Assets
Beginning of period	7,617,498	3,711,554
End of period	$13,882,240	$7,617,498

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.15	.10
Net realized and unrealized gain (loss)	2.22	.40	1.83
Total from investment operations	2.19	.55	1.93
Distributions from net investment income	-	(.13)	(.10)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.03)	(.15) D	(.10)
Net asset value, end of period	$14.39	$12.23	$11.83
Total Return E,F,G	17.91%	4.60%	19.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.74% J
Expenses net of fee waivers, if any	.74 % J	.74%	.74% J
Expenses net of all reductions, if any	.74% J	.74%	.74% J
Net investment income (loss)	(.43)% J	1.24%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$225	$165	$136
Portfolio turnover rate K	13 % J	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.12	.08
Net realized and unrealized gain (loss)	2.21	.40	1.82
Total from investment operations	2.17	.52	1.90
Distributions from net investment income	-	(.11)	(.08)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.03)	(.13) D	(.08)
Net asset value, end of period	$14.35	$12.21	$11.82
Total Return E,F,G	17.77%	4.35%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99%	.99% J
Expenses net of fee waivers, if any	.99 % J	.99%	.99% J
Expenses net of all reductions, if any	.99% J	.99%	.99% J
Net investment income (loss)	(.68)% J	.99%	.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$222	$184	$118
Portfolio turnover rate K	13 % J	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.06	.03
Net realized and unrealized gain (loss)	2.21	.39	1.82
Total from investment operations	2.13	.45	1.85
Distributions from net investment income	-	(.06)	(.05)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.03)	(.08) D	(.05)
Net asset value, end of period	$14.27	$12.17	$11.80
Total Return E,F,G	17.50%	3.77%	18.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49 % J	1.49%	1.50% J,K
Expenses net of all reductions, if any	1.49% J	1.49%	1.49% J,K
Net investment income (loss)	(1.18)% J	.49%	.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$304	$154	$118
Portfolio turnover rate L	13 % J	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.40	1.82
Total from investment operations	2.21	.58	1.94
Distributions from net investment income	-	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$14.40	$12.22	$11.82
Total Return D,E	18.08%	4.90%	19.51%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49%	.50% H,I
Expenses net of fee waivers, if any	.49 % H	.49%	.50% H,I
Expenses net of all reductions, if any	.49% H	.49%	.50% H,I
Net investment income (loss)	(.18)% H	1.49%	1.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,193	$5,558	$2,069
Portfolio turnover rate J	13 % H	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.20	.13
Net realized and unrealized gain (loss)	2.23	.39	1.83
Total from investment operations	2.22	.59	1.96
Distributions from net investment income	-	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$14.44	$12.25	$11.84
Total Return D,E	18.12%	4.96%	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.39%	.39% H
Expenses net of fee waivers, if any	.39 % H	.39%	.39% H
Expenses net of all reductions, if any	.39% H	.39%	.39% H
Net investment income (loss)	(.08)% H	1.59%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$148	$126	$120
Portfolio turnover rate I	13 % H	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.18	.14
Net realized and unrealized gain (loss)	2.23	.43	1.83
Total from investment operations	2.23	.61	1.97
Distributions from net investment income	-	(.17)	(.13)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.20) E	(.13)
Net asset value, end of period	$14.45	$12.25	$11.84
Total Return F,G	18.20%	5.11%	19.76%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.29% J
Expenses net of fee waivers, if any	.29 % J	.29%	.29% J
Expenses net of all reductions, if any	.29% J	.29%	.29% J
Net investment income (loss)	.02% J	1.48%	1.52% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,321	$1,103	$760
Portfolio turnover rate K	13 % J	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.39	1.83
Total from investment operations	2.21	.57	1.95
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.03)	(.17)	(.11)
Net asset value, end of period	$14.42	$12.24	$11.84
Total Return D,E	18.05%	4.82%	19.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49%	.49% H
Expenses net of fee waivers, if any	.49 % H	.49%	.49% H
Expenses net of all reductions, if any	.49% H	.49%	.49% H
Net investment income (loss)	(.18)% H	1.49%	1.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$242	$205	$153
Portfolio turnover rate I	13 % H	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.20	.13
Net realized and unrealized gain (loss)	2.23	.39	1.83
Total from investment operations	2.22	.59	1.96
Distributions from net investment income	-	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$14.44	$12.25	$11.84
Total Return D,E	18.12%	4.96%	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.39%	.39% H
Expenses net of fee waivers, if any	.39 % H	.39%	.39% H
Expenses net of all reductions, if any	.39% H	.39%	.39% H
Net investment income (loss)	(.08)% H	1.59%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$226	$122	$118
Portfolio turnover rate I	13 % H	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	127	998
Fidelity Series Long-Term Treasury Bond Index Fund (a)	116,075	633,771
TOTAL BOND FUNDS (Cost $634,130)		634,769

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $4,144,391)	324,780	5,177,001

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	87,580	1,242,760
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	206,899	2,859,348
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,342,991)		4,102,108

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $100,116)	10,069	100,181

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,221,628)	10,014,059
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,150)
NET ASSETS - 100.0%	10,009,909

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	646	352	16	10	-	16	998	127
Fidelity Series International Developed Markets Bond Index Fund	-	613	617	-	4	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	443,867	234,400	44,721	10,071	(2,233)	2,458	633,771	116,075
Fidelity Series Sustainable Emerging Markets Fund	818,174	360,743	170,963	-	1,672	233,134	1,242,760	87,580
Fidelity Series Sustainable Investment Grade Bond Fund	2,574	7,936	10,596	30	82	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,826,900	798,105	120,922	-	508	354,757	2,859,348	206,899
Fidelity Series Sustainable U.S. Market Fund	3,282,920	1,273,050	179,765	-	(1,582)	802,378	5,177,001	324,780
Fidelity Series Treasury Bill Index Fund	-	215,725	115,581	2,615	(28)	65	100,181	10,069
	6,375,081	2,890,924	643,181	12,726	(1,577)	1,392,812	10,014,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	634,769	634,769	-	-

Domestic Equity Funds	5,177,001	5,177,001	-	-

International Equity Funds	4,102,108	4,102,108	-	-

Short-Term Funds	100,181	100,181	-	-
Total Investments in Securities:	10,014,059	10,014,059	-	-
Fidelity® Sustainable Target Date 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,221,628)	$10,014,059

Total Investment in Securities (cost $8,221,628)		$10,014,059
Receivable for investments sold		54,314
Receivable for fund shares sold		14,188
Total assets		10,082,561
Liabilities
Payable for investments purchased	$52,341
Payable for fund shares redeemed	16,167
Accrued management fee	3,737
Distribution and service plan fees payable	407
Total liabilities		72,652
Net Assets		$10,009,909
Net Assets consist of:
Paid in capital		$8,245,629
Total accumulated earnings (loss)		1,764,280
Net Assets		$10,009,909

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($262,687 ÷ 18,270 shares)(a)		$14.38
Maximum offering price per share (100/94.25 of $14.38)		$15.26
Class M :
Net Asset Value and redemption price per share ($231,097 ÷ 16,110 shares)(a)		$14.34
Maximum offering price per share (100/96.50 of $14.34)		$14.86
Class C :
Net Asset Value and offering price per share ($305,286 ÷ 21,417 shares)(a)		$14.25
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($7,407,870 ÷ 514,456 shares)		$14.40
Class K :
Net Asset Value, offering price and redemption price per share ($148,416 ÷ 10,278 shares)		$14.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,341,784 ÷ 92,876 shares)		$14.45
Class I :
Net Asset Value, offering price and redemption price per share ($166,528 ÷ 11,548 shares)		$14.42
Class Z :
Net Asset Value, offering price and redemption price per share ($146,241 ÷ 10,127 shares)		$14.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,726
Expenses
Management fee	$18,916
Distribution and service plan fees	2,020
Independent trustees' fees and expenses	9
Total expenses		20,945
Net Investment income (loss)		(8,219)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,577)
Total net realized gain (loss)		(1,577)
Change in net unrealized appreciation (depreciation) on investment securities		1,392,812
Net gain (loss)		1,391,235
Net increase (decrease) in net assets resulting from operations		$1,383,016
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,219)	$68,871
Net realized gain (loss)	(1,577)	9,905
Change in net unrealized appreciation (depreciation)	1,392,812	96,594
Net increase (decrease) in net assets resulting from operations	1,383,016	175,370
Distributions to shareholders	(15,639)	(79,399)

Share transactions - net increase (decrease)	2,270,096	3,302,240
Total increase (decrease) in net assets	3,637,473	3,398,211

Net Assets
Beginning of period	6,372,436	2,974,225
End of period	$10,009,909	$6,372,436

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.15	.10
Net realized and unrealized gain (loss)	2.22	.39	1.83
Total from investment operations	2.19	.54	1.93
Distributions from net investment income	-	(.14)	(.09)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.15) E	(.10) E
Net asset value, end of period	$14.38	$12.22	$11.83
Total Return F,G,H	17.94%	4.58%	19.34%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K	.74%	.74% K
Expenses net of fee waivers, if any	.74 % K	.74%	.74% K
Expenses net of all reductions, if any	.74% K	.74%	.74% K
Net investment income (loss)	(.43)% K	1.17%	1.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$263	$142	$124
Portfolio turnover rate L	16 % K	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.11	.07
Net realized and unrealized gain (loss)	2.21	.41	1.83
Total from investment operations	2.16	.52	1.90
Distributions from net investment income	-	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.13)	(.08)
Net asset value, end of period	$14.34	$12.21	$11.82
Total Return E,F,G	17.71%	4.36%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99%	1.00% J,K
Expenses net of fee waivers, if any	.99 % J	.99%	1.00% J,K
Expenses net of all reductions, if any	.99% J	.99%	.99% J,K
Net investment income (loss)	(.68)% J	.93%	.77% J
Supplemental Data
Net assets, end of period (000 omitted)	$231	$191	$181
Portfolio turnover rate L	16 % J	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.05	.03
Net realized and unrealized gain (loss)	2.20	.41	1.82
Total from investment operations	2.12	.46	1.85
Distributions from net investment income	-	(.08)	(.04)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.10)	(.05) E
Net asset value, end of period	$14.25	$12.16	$11.80
Total Return F,G,H	17.45%	3.85%	18.49%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49% K	1.49%	1.50% K,L
Expenses net of fee waivers, if any	1.49 % K	1.49%	1.50% K,L
Expenses net of all reductions, if any	1.49% K	1.49%	1.49% K,L
Net investment income (loss)	(1.18)% K	.42%	.27% K
Supplemental Data
Net assets, end of period (000 omitted)	$305	$141	$118
Portfolio turnover rate M	16 % K	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.39	1.83
Total from investment operations	2.21	.57	1.95
Distributions from net investment income	-	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18)	(.12)
Net asset value, end of period	$14.40	$12.22	$11.83
Total Return E,F	18.10%	4.83%	19.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.50% I,J
Expenses net of fee waivers, if any	.49 % I	.49%	.50% I,J
Expenses net of all reductions, if any	.49% I	.49%	.50% I,J
Net investment income (loss)	(.18)% I	1.42%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,408	$4,612	$1,465
Portfolio turnover rate K	16 % I	28%	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.23	.40	1.83
Total from investment operations	2.22	.59	1.96
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18)	(.12) E
Net asset value, end of period	$14.44	$12.25	$11.84
Total Return F,G	18.14%	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39%	.39% J
Expenses net of fee waivers, if any	.39 % J	.39%	.39% J
Expenses net of all reductions, if any	.39% J	.39%	.39% J
Net investment income (loss)	(.08)% J	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$148	$126	$120
Portfolio turnover rate K	16 % J	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.18	.14
Net realized and unrealized gain (loss)	2.23	.42	1.83
Total from investment operations	2.23	.60	1.97
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.20) E	(.12)
Net asset value, end of period	$14.45	$12.25	$11.85
Total Return F,G	18.22%	5.04%	19.83%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.30% J,K
Expenses net of fee waivers, if any	.29 % J	.29%	.30% J,K
Expenses net of all reductions, if any	.29% J	.29%	.30% J,K
Net investment income (loss)	.02% J	1.46%	1.47% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,342	$868	$600
Portfolio turnover rate L	16 % J	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.40	1.83
Total from investment operations	2.21	.58	1.95
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18)	(.11)
Net asset value, end of period	$14.42	$12.24	$11.84
Total Return E,F	18.07%	4.85%	19.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49% I
Expenses net of fee waivers, if any	.49 % I	.49%	.49% I
Expenses net of all reductions, if any	.49% I	.49%	.49% I
Net investment income (loss)	(.18)% I	1.43%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$167	$171	$129
Portfolio turnover rate J	16 % I	28%	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.23	.40	1.83
Total from investment operations	2.22	.59	1.96
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18)	(.12) E
Net asset value, end of period	$14.44	$12.25	$11.84
Total Return F,G	18.14%	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39%	.39% J
Expenses net of fee waivers, if any	.39 % J	.39%	.39% J
Expenses net of all reductions, if any	.39% J	.39%	.39% J
Net investment income (loss)	(.08)% J	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$146	$123	$118
Portfolio turnover rate K	16 % J	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	106	835
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,059	529,944
TOTAL BOND FUNDS (Cost $530,783)		530,779

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,465,423)	271,573	4,328,874

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	73,232	1,039,165
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	173,064	2,391,745
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,790,217)		3,430,910

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $82,889)	8,335	82,936

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,869,312)	8,373,499
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,393)
NET ASSETS - 100.0%	8,370,106

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	574	269	21	8	-	13	835	106
Fidelity Series International Developed Markets Bond Index Fund	-	2,397	2,428	-	31	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	394,336	179,286	43,244	8,440	(2,059)	1,625	529,944	97,059
Fidelity Series Sustainable Emerging Markets Fund	726,921	273,233	155,109	-	(1,417)	195,537	1,039,165	73,232
Fidelity Series Sustainable Investment Grade Bond Fund	2,287	7,144	9,502	24	69	2	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,623,125	606,437	130,953	-	(3,961)	297,097	2,391,745	173,064
Fidelity Series Sustainable U.S. Market Fund	2,916,682	964,187	210,393	-	(12,703)	671,101	4,328,874	271,573
Fidelity Series Treasury Bill Index Fund	-	179,389	96,478	2,187	(21)	46	82,936	8,335
	5,663,925	2,212,342	648,128	10,659	(20,061)	1,165,421	8,373,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	530,779	530,779	-	-

Domestic Equity Funds	4,328,874	4,328,874	-	-

International Equity Funds	3,430,910	3,430,910	-	-

Short-Term Funds	82,936	82,936	-	-
Total Investments in Securities:	8,373,499	8,373,499	-	-
Fidelity® Sustainable Target Date 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,869,312)	$8,373,499

Total Investment in Securities (cost $6,869,312)		$8,373,499
Cash		1
Receivable for investments sold		46,138
Receivable for fund shares sold		3,719
Total assets		8,423,357
Liabilities
Payable for investments purchased	$44,777
Payable for fund shares redeemed	5,039
Accrued management fee	3,139
Distribution and service plan fees payable	296
Total liabilities		53,251
Net Assets		$8,370,106
Net Assets consist of:
Paid in capital		$6,904,212
Total accumulated earnings (loss)		1,465,894
Net Assets		$8,370,106

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($419,351 ÷ 29,169 shares)(a)		$14.38
Maximum offering price per share (100/94.25 of $14.38)		$15.26
Class M :
Net Asset Value and redemption price per share ($174,976 ÷ 12,202 shares)(a)		$14.34
Maximum offering price per share (100/96.50 of $14.34)		$14.86
Class C :
Net Asset Value and offering price per share ($172,293 ÷ 12,078 shares)(a)		$14.27
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($6,092,004 ÷ 423,280 shares)		$14.39
Class K :
Net Asset Value, offering price and redemption price per share ($148,424 ÷ 10,284 shares)		$14.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,041,008 ÷ 72,097 shares)		$14.44
Class I :
Net Asset Value, offering price and redemption price per share ($177,715 ÷ 12,333 shares)		$14.41
Class Z :
Net Asset Value, offering price and redemption price per share ($144,335 ÷ 10,000 shares)		$14.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,659
Expenses
Management fee	$15,908
Distribution and service plan fees	1,577
Independent trustees' fees and expenses	7
Total expenses		17,492
Net Investment income (loss)		(6,833)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(20,061)
Total net realized gain (loss)		(20,061)
Change in net unrealized appreciation (depreciation) on investment securities		1,165,421
Net gain (loss)		1,145,360
Net increase (decrease) in net assets resulting from operations		$1,138,527
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,833)	$58,793
Net realized gain (loss)	(20,061)	9,630
Change in net unrealized appreciation (depreciation)	1,165,421	70,877
Net increase (decrease) in net assets resulting from operations	1,138,527	139,300
Distributions to shareholders	(11,388)	(68,091)

Share transactions - net increase (decrease)	1,581,425	3,152,250
Total increase (decrease) in net assets	2,708,564	3,223,459

Net Assets
Beginning of period	5,661,542	2,438,083
End of period	$8,370,106	$5,661,542

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.15	.09
Net realized and unrealized gain (loss)	2.22	.39	1.84
Total from investment operations	2.19	.54	1.93
Distributions from net investment income	-	(.14)	(.10)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.16)	(.10)
Net asset value, end of period	$14.38	$12.21	$11.83
Total Return E,F,G	18.00%	4.54%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.75% J,K
Expenses net of fee waivers, if any	.74 % J	.74%	.75% J,K
Expenses net of all reductions, if any	.74% J	.74%	.75% J,K
Net investment income (loss)	(.43)% J	1.19%	1.00% J
Supplemental Data
Net assets, end of period (000 omitted)	$419	$291	$229
Portfolio turnover rate L	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.12	.07
Net realized and unrealized gain (loss)	2.20	.39	1.83
Total from investment operations	2.16	.51	1.90
Distributions from net investment income	-	(.11)	(.08)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.13)	(.08)
Net asset value, end of period	$14.34	$12.20	$11.82
Total Return E,F,G	17.77%	4.32%	19.10%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99%	.99% J
Expenses net of fee waivers, if any	.99 % J	.99%	.99% J
Expenses net of all reductions, if any	.99% J	.99%	.99% J
Net investment income (loss)	(.68)% J	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$175	$149	$142
Portfolio turnover rate K	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.05	.02
Net realized and unrealized gain (loss)	2.20	.41	1.83
Total from investment operations	2.12	.46	1.85
Distributions from net investment income	-	(.07)	(.05)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.09)	(.05)
Net asset value, end of period	$14.27	$12.17	$11.80
Total Return E,F,G	17.48%	3.86%	18.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49 % J	1.49%	1.50% J,K
Expenses net of all reductions, if any	1.49% J	1.49%	1.50% J,K
Net investment income (loss)	(1.18)% J	.44%	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$172	$125	$118
Portfolio turnover rate L	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.21	.39	1.84
Total from investment operations	2.20	.57	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.19)	(.13) E
Net asset value, end of period	$14.39	$12.21	$11.83
Total Return F,G	18.08%	4.80%	19.64%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49%	.50% J,K
Expenses net of fee waivers, if any	.49 % J	.49%	.50% J,K
Expenses net of all reductions, if any	.49% J	.49%	.50% J,K
Net investment income (loss)	(.18)% J	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,092	$4,052	$1,081
Portfolio turnover rate L	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.22	.40	1.83
Total from investment operations	2.21	.59	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.19)	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return E,F	18.12%	4.94%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39 % I	.39%	.39% I
Expenses net of all reductions, if any	.39% I	.39%	.39% I
Net investment income (loss)	(.08)% I	1.54%	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$148	$126	$120
Portfolio turnover rate J	19 % I	24%	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.18	.14
Net realized and unrealized gain (loss)	2.22	.42	1.83
Total from investment operations	2.22	.60	1.97
Distributions from net investment income	-	(.18)	(.13)
Distributions from net realized gain	(.02)	(.03)	- D
Total distributions	(.02)	(.20) E	(.13)
Net asset value, end of period	$14.44	$12.24	$11.84
Total Return F,G	18.20%	5.09%	19.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.30% J,K
Expenses net of fee waivers, if any	.29 % J	.29%	.30% J,K
Expenses net of all reductions, if any	.29% J	.29%	.29% J,K
Net investment income (loss)	.02% J	1.48%	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,041	$649	$393
Portfolio turnover rate L	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.21	.40	1.83
Total from investment operations	2.20	.58	1.95
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.18)	(.12) E
Net asset value, end of period	$14.41	$12.23	$11.83
Total Return F,G	18.05%	4.93%	19.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49%	.49% J
Expenses net of fee waivers, if any	.49 % J	.49%	.49% J
Expenses net of all reductions, if any	.49% J	.49%	.49% J
Net investment income (loss)	(.18)% J	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$178	$148	$118
Portfolio turnover rate K	19 % J	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.22	.40	1.83
Total from investment operations	2.21	.59	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.02)	(.02)	- D
Total distributions	(.02)	(.19)	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return E,F	18.12%	4.94%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39 % I	.39%	.39% I
Expenses net of all reductions, if any	.39% I	.39%	.39% I
Net investment income (loss)	(.08)% I	1.54%	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$144	$122	$118
Portfolio turnover rate J	19 % I	24%	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	71	557
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,848	354,073
TOTAL BOND FUNDS (Cost $354,637)		354,630

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,270,225)	181,452	2,892,352

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	48,931	694,333
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	115,631	1,598,026
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,842,681)		2,292,359

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $55,375)	5,569	55,409

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,522,918)	5,594,750
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,315)
NET ASSETS - 100.0%	5,592,435

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	376	179	6	5	-	8	557	71
Fidelity Series International Developed Markets Bond Index Fund	-	929	941	-	12	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	258,586	120,516	24,617	5,564	(1,562)	1,150	354,073	64,848
Fidelity Series Sustainable Emerging Markets Fund	476,637	175,901	87,010	-	(621)	129,426	694,333	48,931
Fidelity Series Sustainable Investment Grade Bond Fund	1,500	4,458	6,007	17	47	2	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,064,282	389,302	51,050	-	80	195,412	1,598,026	115,631
Fidelity Series Sustainable U.S. Market Fund	1,912,517	627,452	84,715	-	(2,380)	439,478	2,892,352	181,452
Fidelity Series Treasury Bill Index Fund	-	119,129	63,738	1,441	(17)	35	55,409	5,569
	3,713,898	1,437,866	318,084	7,027	(4,441)	765,511	5,594,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	354,630	354,630	-	-

Domestic Equity Funds	2,892,352	2,892,352	-	-

International Equity Funds	2,292,359	2,292,359	-	-

Short-Term Funds	55,409	55,409	-	-
Total Investments in Securities:	5,594,750	5,594,750	-	-
Fidelity® Sustainable Target Date 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,522,918)	$5,594,750

Total Investment in Securities (cost $4,522,918)		$5,594,750
Cash		1
Receivable for investments sold		28,648
Receivable for fund shares sold		13,114
Total assets		5,636,513
Liabilities
Payable for investments purchased	$41,670
Payable for fund shares redeemed	93
Accrued management fee	2,063
Distribution and service plan fees payable	252
Total liabilities		44,078
Net Assets		$5,592,435
Net Assets consist of:
Paid in capital		$4,542,419
Total accumulated earnings (loss)		1,050,016
Net Assets		$5,592,435

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($230,165 ÷ 16,018 shares)(a)		$14.37
Maximum offering price per share (100/94.25 of $14.37)		$15.25
Class M :
Net Asset Value and redemption price per share ($146,038 ÷ 10,185 shares)(a)		$14.34
Maximum offering price per share (100/96.50 of $14.34)		$14.86
Class C :
Net Asset Value and offering price per share ($203,557 ÷ 14,272 shares)(a)		$14.26
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($3,857,187 ÷ 268,090 shares)		$14.39
Class K :
Net Asset Value, offering price and redemption price per share ($148,413 ÷ 10,286 shares)		$14.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($497,616 ÷ 34,482 shares)		$14.43
Class I :
Net Asset Value, offering price and redemption price per share ($186,663 ÷ 12,948 shares)		$14.42
Class Z :
Net Asset Value, offering price and redemption price per share ($322,796 ÷ 22,372 shares)		$14.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,027
Expenses
Management fee	$10,522
Distribution and service plan fees	1,323
Independent trustees' fees and expenses	5
Total expenses		11,850
Net Investment income (loss)		(4,823)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,441)
Total net realized gain (loss)		(4,441)
Change in net unrealized appreciation (depreciation) on investment securities		765,511
Net gain (loss)		761,070
Net increase (decrease) in net assets resulting from operations		$756,247
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,823)	$40,142
Net realized gain (loss)	(4,441)	4,247
Change in net unrealized appreciation (depreciation)	765,511	58,062
Net increase (decrease) in net assets resulting from operations	756,247	102,451
Distributions to shareholders	(9,808)	(45,985)

Share transactions - net increase (decrease)	1,133,700	1,547,976
Total increase (decrease) in net assets	1,880,139	1,604,442

Net Assets
Beginning of period	3,712,296	2,107,854
End of period	$5,592,435	$3,712,296

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.15	.09
Net realized and unrealized gain (loss)	2.22	.39	1.84
Total from investment operations	2.19	.54	1.93
Distributions from net investment income	-	(.14)	(.09)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.16)	(.10) E
Net asset value, end of period	$14.37	$12.21	$11.83
Total Return F,G,H	17.97%	4.54%	19.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K	.75% L	.74% K
Expenses net of fee waivers, if any	.74 % K	.75% L	.74% K
Expenses net of all reductions, if any	.74% K	.75% L	.74% K
Net investment income (loss)	(.43)% K	1.18%	1.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$230	$170	$118
Portfolio turnover rate M	14 % K	23%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.12	.07
Net realized and unrealized gain (loss)	2.22	.39	1.83
Total from investment operations	2.17	.51	1.90
Distributions from net investment income	-	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.13)	(.08)
Net asset value, end of period	$14.34	$12.20	$11.82
Total Return E,F,G	17.82%	4.29%	19.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99%	.99% J
Expenses net of fee waivers, if any	.99 % J	.99%	.99% J
Expenses net of all reductions, if any	.99% J	.99%	.99% J
Net investment income (loss)	(.68)% J	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$146	$122	$118
Portfolio turnover rate K	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.05	.02
Net realized and unrealized gain (loss)	2.20	.40	1.83
Total from investment operations	2.12	.45	1.85
Distributions from net investment income	-	(.07)	(.05)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.08) E	(.05)
Net asset value, end of period	$14.26	$12.17	$11.80
Total Return F,G,H	17.46%	3.83%	18.52%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49% K	1.49%	1.50% K
Expenses net of fee waivers, if any	1.49 % K	1.49%	1.49% K
Expenses net of all reductions, if any	1.49% K	1.49%	1.49% K
Net investment income (loss)	(1.18)% K	.44%	.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$204	$123	$118
Portfolio turnover rate L	14 % K	23%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HTotal returns for periods of less than one year are not annualized.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.40	1.83
Total from investment operations	2.21	.58	1.95
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.19)	(.13) E
Net asset value, end of period	$14.39	$12.21	$11.82
Total Return F,G	18.15%	4.85%	19.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49%	.50% J,K
Expenses net of fee waivers, if any	.49 % J	.49%	.50% J,K
Expenses net of all reductions, if any	.49% J	.49%	.50% J,K
Net investment income (loss)	(.18)% J	1.44%	1.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,857	$2,495	$1,031
Portfolio turnover rate L	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.23	.39	1.83
Total from investment operations	2.22	.58	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18) E	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return F,G	18.19%	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39%	.39% J
Expenses net of fee waivers, if any	.39 % J	.39%	.39% J
Expenses net of all reductions, if any	.39% J	.39%	.39% J
Net investment income (loss)	(.08)% J	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$148	$126	$120
Portfolio turnover rate K	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.17	.14
Net realized and unrealized gain (loss)	2.23	.43	1.83
Total from investment operations	2.23	.60	1.97
Distributions from net investment income	-	(.18)	(.12)
Distributions from net realized gain	(.04)	(.02)	- D
Total distributions	(.04)	(.20)	(.13) E
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return F,G	18.22%	5.06%	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29%	.29% J
Expenses net of fee waivers, if any	.29 % J	.29%	.29% J
Expenses net of all reductions, if any	.29% J	.29%	.29% J
Net investment income (loss)	.02% J	1.37%	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$498	$392	$244
Portfolio turnover rate K	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.18	.12
Net realized and unrealized gain (loss)	2.22	.39	1.84
Total from investment operations	2.21	.57	1.96
Distributions from net investment income	-	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.17) E	(.12) E
Net asset value, end of period	$14.42	$12.24	$11.84
Total Return F,G	18.09%	4.84%	19.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49%	.49% J
Expenses net of fee waivers, if any	.49 % J	.49%	.49% J
Expenses net of all reductions, if any	.49% J	.49%	.49% J
Net investment income (loss)	(.18)% J	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$187	$157	$123
Portfolio turnover rate K	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.23	.39	1.83
Total from investment operations	2.22	.58	1.96
Distributions from net investment income	-	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.03)	(.18) E	(.12)
Net asset value, end of period	$14.43	$12.24	$11.84
Total Return F,G	18.19%	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39%	.39% J
Expenses net of fee waivers, if any	.39 % J	.39%	.39% J
Expenses net of all reductions, if any	.39% J	.39%	.39% J
Net investment income (loss)	(.08)% J	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$323	$127	$118
Portfolio turnover rate K	14 % J	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14	113
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,131	71,695
TOTAL BOND FUNDS (Cost $71,010)		71,808

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $508,939)	36,742	585,669

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	9,908	140,592
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	23,414	323,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $394,277)		464,180

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $11,214)	1,128	11,220

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $985,440)	1,132,877
NET OTHER ASSETS (LIABILITIES) - 0.0%	(516)
NET ASSETS - 100.0%	1,132,361

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	71	42	2	1	-	2	113	14
Fidelity Series International Developed Markets Bond Index Fund	-	264	267	-	3	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	49,781	27,441	5,592	1,074	(282)	347	71,695	13,131
Fidelity Series Sustainable Emerging Markets Fund	91,766	42,377	18,333	-	(122)	24,904	140,592	9,908
Fidelity Series Sustainable Investment Grade Bond Fund	289	945	1,244	4	9	1	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	204,902	94,462	13,061	-	(12)	37,297	323,588	23,414
Fidelity Series Sustainable U.S. Market Fund	368,184	153,737	19,848	-	(692)	84,288	585,669	36,742
Fidelity Series Treasury Bill Index Fund	-	23,930	12,714	279	(2)	6	11,220	1,128
	714,993	343,198	71,061	1,358	(1,098)	146,845	1,132,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	71,808	71,808	-	-

Domestic Equity Funds	585,669	585,669	-	-

International Equity Funds	464,180	464,180	-	-

Short-Term Funds	11,220	11,220	-	-
Total Investments in Securities:	1,132,877	1,132,877	-	-
Fidelity® Sustainable Target Date 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $985,440)	$1,132,877

Total Investment in Securities (cost $985,440)		$1,132,877
Receivable for investments sold		6,163
Receivable for fund shares sold		127
Total assets		1,139,167
Liabilities
Payable for investments purchased	$6,291
Accrued management fee	422
Distribution and service plan fees payable	93
Total liabilities		6,806
Net Assets		$1,132,361
Net Assets consist of:
Paid in capital		$988,661
Total accumulated earnings (loss)		143,700
Net Assets		$1,132,361

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($65,229 ÷ 5,484 shares)(a)		$11.89
Maximum offering price per share (100/94.25 of $11.89)		$12.62
Class M :
Net Asset Value and redemption price per share ($60,293 ÷ 5,079 shares)(a)		$11.87
Maximum offering price per share (100/96.50 of $11.87)		$12.30
Class C :
Net Asset Value and offering price per share ($66,983 ÷ 5,662 shares)(a)		$11.83
Fidelity Sustainable Target Date 2070 Fund :
Net Asset Value, offering price and redemption price per share ($639,496 ÷ 53,685 shares)		$11.91
Class K :
Net Asset Value, offering price and redemption price per share ($60,748 ÷ 5,094 shares)		$11.93
Class K6 :
Net Asset Value, offering price and redemption price per share ($75,824 ÷ 6,354 shares)		$11.93
Class I :
Net Asset Value, offering price and redemption price per share ($60,672 ÷ 5,091 shares)		$11.92
Class Z :
Net Asset Value, offering price and redemption price per share ($103,116 ÷ 8,647 shares)		$11.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,358
Expenses
Management fee	$2,027
Distribution and service plan fees	510
Independent trustees' fees and expenses	1
Total expenses		2,538
Net Investment income (loss)		(1,180)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,098)
Total net realized gain (loss)		(1,098)
Change in net unrealized appreciation (depreciation) on investment securities		146,845
Net gain (loss)		145,747
Net increase (decrease) in net assets resulting from operations		$144,567
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,180)	$7,507
Net realized gain (loss)	(1,098)	1,849
Change in net unrealized appreciation (depreciation)	146,845	592
Net increase (decrease) in net assets resulting from operations	144,567	9,948
Distributions to shareholders	(2,083)	(8,733)

Share transactions - net increase (decrease)	275,235	713,427
Total increase (decrease) in net assets	417,719	714,642

Net Assets
Beginning of period	714,642	-
End of period	$1,132,361	$714,642

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2070 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	1.83	.14
Total from investment operations	1.81	.26
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.15)
Net asset value, end of period	$11.89	$10.11
Total Return D,E	17.94%	2.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H	.74% H
Expenses net of fee waivers, if any	.74 % H	.74% H
Expenses net of all reductions, if any	.74% H	.74% H
Net investment income (loss)	(.43)% H	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$65	$53
Portfolio turnover rate I	16 % H	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.10
Net realized and unrealized gain (loss)	1.83	.14
Total from investment operations	1.79	.24
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.13) D
Net asset value, end of period	$11.87	$10.11
Total Return E,F	17.74%	2.41%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	.99% I
Expenses net of fee waivers, if any	.99 % I	.99% I
Expenses net of all reductions, if any	.99% I	.99% I
Net investment income (loss)	(.68)% I	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$60	$51
Portfolio turnover rate J	16 % I	20% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.06
Net realized and unrealized gain (loss)	1.82	.15
Total from investment operations	1.76	.21
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.11)
Net asset value, end of period	$11.83	$10.10
Total Return D,E	17.46%	2.04%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49% H	1.49% H
Expenses net of fee waivers, if any	1.49 % H	1.49% H
Expenses net of all reductions, if any	1.49% H	1.49% H
Net investment income (loss)	(1.18)% H	.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$67	$51
Portfolio turnover rate I	16 % H	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.14
Net realized and unrealized gain (loss)	1.83	.14
Total from investment operations	1.82	.28
Distributions from net investment income	-	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.16) D
Net asset value, end of period	$11.91	$10.12
Total Return E	18.02%	2.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49% H
Expenses net of fee waivers, if any	.49 % H	.49% H
Expenses net of all reductions, if any	.49% H	.49% H
Net investment income (loss)	(.18)% H	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$640	$347
Portfolio turnover rate I	16 % H	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15
Net realized and unrealized gain (loss)	1.84	.13
Total from investment operations	1.84	.28
Distributions from net investment income	-	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.16) E
Net asset value, end of period	$11.93	$10.12
Total Return F	18.22%	2.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions, if any	.39% I	.39% I
Net investment income (loss)	(.08)% I	1.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$61	$51
Portfolio turnover rate J	16 % I	20% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15
Net realized and unrealized gain (loss)	1.84	.14
Total from investment operations	1.84	.29
Distributions from net investment income	-	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.17)
Net asset value, end of period	$11.93	$10.12
Total Return E	18.22%	2.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.29% H
Expenses net of fee waivers, if any	.29 % H	.29% H
Expenses net of all reductions, if any	.29% H	.29% H
Net investment income (loss)	.02% H	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$76	$59
Portfolio turnover rate I	16 % H	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.14
Net realized and unrealized gain (loss)	1.84	.14
Total from investment operations	1.83	.28
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.16)
Net asset value, end of period	$11.92	$10.12
Total Return D	18.12%	2.77%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49% G	.49% G
Expenses net of fee waivers, if any	.49 % G	.49% G
Expenses net of all reductions, if any	.49% G	.49% G
Net investment income (loss)	(.18)% G	1.77% G
Supplemental Data
Net assets, end of period (000 omitted)	$61	$51
Portfolio turnover rate H	16 % G	20% G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15
Net realized and unrealized gain (loss)	1.84	.13
Total from investment operations	1.84	.28
Distributions from net investment income	-	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.03)	(.16) E
Net asset value, end of period	$11.93	$10.12
Total Return F	18.22%	2.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions, if any	.39% I	.39% I
Net investment income (loss)	(.08)% I	1.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$103	$52
Portfolio turnover rate J	16 % I	20% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Sustainable Target Date Retirement Fund (formerly Fidelity Sustainable Target Date Income Fund), Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund and Fidelity Sustainable Target Date 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Target Date Retirement Fund	1,301,552	103,549	(8,870)	94,679
Fidelity Sustainable Target Date 2010 Fund	1,154,695	122,765	(8,517)	114,248
Fidelity Sustainable Target Date 2015 Fund	1,272,472	175,884	(8,493)	167,391
Fidelity Sustainable Target Date 2020 Fund	4,137,107	568,824	(7,940)	560,884
Fidelity Sustainable Target Date 2025 Fund	3,826,664	455,438	(13,855)	441,583
Fidelity Sustainable Target Date 2030 Fund	9,500,006	1,300,630	(22,531)	1,278,099
Fidelity Sustainable Target Date 2035 Fund	7,966,551	1,247,247	(15,980)	1,231,267
Fidelity Sustainable Target Date 2040 Fund	11,616,518	2,084,746	(17,291)	2,067,455
Fidelity Sustainable Target Date 2045 Fund	10,351,844	1,951,269	(20,833)	1,930,436
Fidelity Sustainable Target Date 2050 Fund	11,648,424	2,256,821	(17,547)	2,239,274
Fidelity Sustainable Target Date 2055 Fund	8,241,797	1,786,837	(14,575)	1,772,262
Fidelity Sustainable Target Date 2060 Fund	6,900,192	1,486,138	(12,831)	1,473,307
Fidelity Sustainable Target Date 2065 Fund	4,538,094	1,065,983	(9,327)	1,056,656
Fidelity Sustainable Target Date 2070 Fund	987,277	146,240	(640)	145,600

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Target Date 2025 Fund	(15,185)	-	(15,185)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Sustainable Target Date 2045 Fund	(1,855)
Fidelity Sustainable Target Date 2065 Fund	(1,259)
Fidelity Sustainable Target Date 2070 Fund	(350)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Retirement Fund	346,246	204,151
Fidelity Sustainable Target Date 2010 Fund	203,431	141,128
Fidelity Sustainable Target Date 2015 Fund	188,254	180,136
Fidelity Sustainable Target Date 2020 Fund	2,886,965	731,247
Fidelity Sustainable Target Date 2025 Fund	2,199,799	472,299
Fidelity Sustainable Target Date 2030 Fund	4,388,866	1,560,466
Fidelity Sustainable Target Date 2035 Fund	3,966,758	1,069,405
Fidelity Sustainable Target Date 2040 Fund	5,277,335	1,012,822
Fidelity Sustainable Target Date 2045 Fund	4,250,064	721,333
Fidelity Sustainable Target Date 2050 Fund	5,194,934	716,521
Fidelity Sustainable Target Date 2055 Fund	2,890,924	643,181
Fidelity Sustainable Target Date 2060 Fund	2,212,342	648,128
Fidelity Sustainable Target Date 2065 Fund	1,437,866	318,084
Fidelity Sustainable Target Date 2070 Fund	343,198	71,061
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z)
Fidelity Sustainable Target Date Retirement Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.43%	.33%
Fidelity Sustainable Target Date 2025 Fund	.44%	.34%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%
Fidelity Sustainable Target Date 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6)
Fidelity Sustainable Target Date Retirement Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.23%
Fidelity Sustainable Target Date 2025 Fund	.24%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%
Fidelity Sustainable Target Date 2070 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Sustainable Target Date Retirement Fund
Class A	- %	.25%	154	135
Class M	.25%	.25%	268	268
Class C	.75%	.25%	536	536
			958	939
Fidelity Sustainable Target Date 2010 Fund
Class A	- %	.25%	163	154
Class M	.25%	.25%	270	270
Class C	.75%	.25%	541	541
			974	965
Fidelity Sustainable Target Date 2015 Fund
Class A	- %	.25%	375	138
Class M	.25%	.25%	278	278
Class C	.75%	.25%	553	553
			1,206	969
Fidelity Sustainable Target Date 2020 Fund
Class A	- %	.25%	203	143
Class M	.25%	.25%	286	286
Class C	.75%	.25%	579	579
			1,068	1,008
Fidelity Sustainable Target Date 2025 Fund
Class A	- %	.25%	294	145
Class M	.25%	.25%	292	292
Class C	.75%	.25%	655	584
			1,241	1,021
Fidelity Sustainable Target Date 2030 Fund
Class A	- %	.25%	1,355	164
Class M	.25%	.25%	1,614	295
Class C	.75%	.25%	1,079	1,058
			4,048	1,517
Fidelity Sustainable Target Date 2035 Fund
Class A	- %	.25%	336	148
Class M	.25%	.25%	394	311
Class C	.75%	.25%	837	768
			1,567	1,227
Fidelity Sustainable Target Date 2040 Fund
Class A	- %	.25%	522	162
Class M	.25%	.25%	560	319
Class C	.75%	.25%	912	911
			1,994	1,392
Fidelity Sustainable Target Date 2045 Fund
Class A	- %	.25%	463	164
Class M	.25%	.25%	374	331
Class C	.75%	.25%	793	789
			1,630	1,284
Fidelity Sustainable Target Date 2050 Fund
Class A	- %	.25%	240	167
Class M	.25%	.25%	506	330
Class C	.75%	.25%	1,269	1,267
			2,015	1,764
Fidelity Sustainable Target Date 2055 Fund
Class A	- %	.25%	233	171
Class M	.25%	.25%	524	330
Class C	.75%	.25%	1,263	1,262
			2,020	1,763
Fidelity Sustainable Target Date 2060 Fund
Class A	- %	.25%	430	172
Class M	.25%	.25%	402	329
Class C	.75%	.25%	745	727
			1,577	1,228
Fidelity Sustainable Target Date 2065 Fund
Class A	- %	.25%	254	169
Class M	.25%	.25%	334	331
Class C	.75%	.25%	735	734
			1,323	1,234
Fidelity Sustainable Target Date 2070 Fund
Class A	- %	.25%	73	71
Class M	.25%	.25%	138	138
Class C	.75%	.25%	299	299
			510	508

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Sustainable Target Date 2010 Fund
Class A	243
243
Fidelity Sustainable Target Date 2025 Fund
Class A	1,684
1,684
Fidelity Sustainable Target Date 2030 Fund
Class A	121
121
Fidelity Sustainable Target Date 2035 Fund
Class A	266
Class M	7
Class C A	10
283
Fidelity Sustainable Target Date 2040 Fund
Class A	359
Class M	35
Class C A	20
414
Fidelity Sustainable Target Date 2045 Fund
Class A	1,022
Class M	33
Class C A	4
1,059
Fidelity Sustainable Target Date 2050 Fund
Class A	183
Class M	19
Class C A	3
205
Fidelity Sustainable Target Date 2055 Fund
Class A	92
Class M	54
146
Fidelity Sustainable Target Date 2060 Fund
Class A	239
Class M	2
241
Fidelity Sustainable Target Date 2065 Fund
Class A	100
Class M	16
116
Fidelity Sustainable Target Date 2070 Fund
Class A	19
19

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025A
Fidelity Sustainable Target Date Retirement Fund
Distributions to shareholders
Class A	$1,460	$3,274
Class M	1,099	3,003
Class C	832	2,451
Fidelity Sustainable Target Date Retirement Fund	4,268	8,926
Class K	1,498	3,754
Class K6	4,163	8,294
Class I	1,356	3,590
Class Z	1,428	3,603
Class Z6	-	710
Total	$16,104	$37,605
Fidelity Sustainable Target Date 2010 Fund
Distributions to shareholders
Class A	$473	$3,270
Class M	340	2,950
Class C	210	2,300
Fidelity Sustainable Target Date 2010 Fund	1,291	8,812
Class K	531	3,843
Class K6	1,094	6,982
Class I	470	3,711
Class Z	500	3,730
Class Z6	-	940
Total	$4,909	$36,538
Fidelity Sustainable Target Date 2015 Fund
Distributions to shareholders
Class A	$1,082	$8,024
Class M	330	2,980
Class C	200	2,450
Fidelity Sustainable Target Date 2015 Fund	1,172	8,654
Class K	518	3,712
Class K6	1,071	6,660
Class I	460	3,510
Class Z	490	3,610
Class Z6	-	930
Total	$5,323	$40,530
Fidelity Sustainable Target Date 2020 Fund
Distributions to shareholders
Class A	$141	$3,797
Class M	80	2,410
Class C	80	1,860
Fidelity Sustainable Target Date 2020 Fund	7,040	21,155
Class K	210	3,129
Class K6	1,340	13,535
Class I	206	3,563
Class Z	200	3,060
Class Z6	-	590
Total	$9,297	$53,099
Fidelity Sustainable Target Date 2025 Fund
Distributions to shareholders
Class A	$271	$2,654
Class M	100	1,990
Class C	-	1,451
Fidelity Sustainable Target Date 2025 Fund	2,234	20,288
Class K	271	2,715
Class K6	1,282	11,847
Class I	433	4,354
Class Z	260	2,660
Class Z6	-	310
Total	$4,851	$48,269
Fidelity Sustainable Target Date 2030 Fund
Distributions to shareholders
Class A	$2,847	$18,991
Class M	1,511	10,830
Class C	649	1,230
Fidelity Sustainable Target Date 2030 Fund	15,380	64,921
Class K	467	2,410
Class K6	2,944	13,964
Class I	1,042	2,787
Class Z	500	2,370
Class Z6	-	320
Total	$25,340	$117,823
Fidelity Sustainable Target Date 2035 Fund
Distributions to shareholders
Class A	$652	$4,813
Class M	404	1,631
Class C	338	1,195
Fidelity Sustainable Target Date 2035 Fund	10,665	41,617
Class K	455	2,366
Class K6	6,620	33,692
Class I	427	2,051
Class Z	675	2,330
Class Z6	-	250
Total	$20,236	$89,945
Fidelity Sustainable Target Date 2040 Fund
Distributions to shareholders
Class A	$944	$4,583
Class M	362	1,735
Class C	302	977
Fidelity Sustainable Target Date 2040 Fund	14,123	69,786
Class K	298	2,032
Class K6	3,113	15,317
Class I	343	2,159
Class Z	294	2,010
Class Z6	-	120
Total	$19,779	$98,719
Fidelity Sustainable Target Date 2045 Fund
Distributions to shareholders
Class A	$817	$4,120
Class M	357	1,371
Class C	351	889
Fidelity Sustainable Target Date 2045 Fund	14,268	64,302
Class K	328	1,861
Class K6	2,747	16,081
Class I	335	2,290
Class Z	320	1,840
Class Z6	-	60
Total	$19,523	$92,814
Fidelity Sustainable Target Date 2050 Fund
Distributions to shareholders
Class A	$353	$1,895
Class M	396	1,690
Class C	523	771
Fidelity Sustainable Target Date 2050 Fund	12,815	64,734
Class K	267	1,800
Class K6	2,336	16,418
Class I	436	3,281
Class Z	260	1,780
Class Z6	-	60
Total	$17,386	$92,429
Fidelity Sustainable Target Date 2055 Fund
Distributions to shareholders
Class A	$329	$1,738
Class M	448	1,943
Class C	339	1,097
Fidelity Sustainable Target Date 2055 Fund	11,573	55,571
Class K	287	1,830
Class K6	1,984	13,068
Class I	399	2,282
Class Z	280	1,810
Class Z6	-	60
Total	$15,639	$79,399
Fidelity Sustainable Target Date 2060 Fund
Distributions to shareholders
Class A	$579	$3,373
Class M	292	1,605
Class C	266	860
Fidelity Sustainable Target Date 2060 Fund	8,192	46,262
Class K	246	1,881
Class K6	1,283	9,970
Class I	290	2,210
Class Z	240	1,860
Class Z6	-	70
Total	$11,388	$68,091
Fidelity Sustainable Target Date 2065 Fund
Distributions to shareholders
Class A	$449	$1,946
Class M	303	1,280
Class C	316	835
Fidelity Sustainable Target Date 2065 Fund	6,606	30,217
Class K	328	1,861
Class K6	1,089	6,077
Class I	384	1,806
Class Z	333	1,913
Class Z6	-	50
Total	$9,808	$45,985
Fidelity Sustainable Target Date 2070 Fund
Distributions to shareholders
Class A	$153	$729
Class M	147	660
Class C	157	525
Fidelity Sustainable Target Date 2070 Fund	1,011	3,514
Class K	147	815
Class K6	172	885
Class I	147	790
Class Z	149	815
Total	$2,083	$8,733

A Distributions for Fidelity Sustainable Target Date 2070 Fund are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025A	Six months ended September 30, 2025	Year ended March 31, 2025A
Fidelity Sustainable Target Date Retirement Fund
Class A
Shares sold	5,225	176	$54,290	$1,848
Reinvestment of distributions	139	138	1,460	1,404
Shares redeemed	(5,247)	(150)	(54,463)	(1,556)
Net increase (decrease)	117	164	$1,287	$1,696
Class M
Shares sold	-	5	$-	$48
Reinvestment of distributions	104	127	1,098	1,293
Shares redeemed	-	(5)	-	(49)
Net increase (decrease)	104	127	$1,098	$1,292
Class C
Reinvestment of distributions	79	108	$831	$1,101
Net increase (decrease)	79	108	$831	$1,101
Fidelity Sustainable Target Date Retirement Fund
Shares sold	6,710	12,617	$70,696	$130,654
Reinvestment of distributions	398	857	4,190	8,775
Shares redeemed	(1,650)	(6,691)	(17,392)	(69,104)
Net increase (decrease)	5,458	6,783	$57,494	$70,325
Class K
Reinvestment of distributions	143	367	$1,498	$3,754
Net increase (decrease)	143	367	$1,498	$3,754
Class K6
Shares sold	7,011	10,884	$73,182	$110,613
Reinvestment of distributions	395	665	4,163	6,804
Shares redeemed	(10)	(836)	(109)	(8,666)
Net increase (decrease)	7,396	10,713	$77,236	$108,751
Class I
Shares sold	-	5,125	$-	$53,352
Reinvestment of distributions	129	152	1,356	1,550
Shares redeemed	-	(5,133)	-	(53,173)
Net increase (decrease)	129	144	$1,356	$1,729
Class Z
Shares sold	-	-	$-	$4
Reinvestment of distributions	136	146	1,428	1,493
Shares redeemed	-	-	-	(4)
Net increase (decrease)	136	146	$1,428	$1,493
Class Z6
Shares redeemed	-	(10,000)	$-	$(101,540)
Net increase (decrease)	-	(10,000)	$-	$(101,540)
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	2,869	-	$30,628	$-
Reinvestment of distributions	5	-	53	-
Shares redeemed	(123)	-	(1,347)	-
Net increase (decrease)	2,751	-	$29,334	$ -
Fidelity Sustainable Target Date 2010 Fund
Shares sold	2,407	5,651	$25,883	$59,654
Reinvestment of distributions	119	839	1,263	8,671
Shares redeemed	(348)	(471)	(3,579)	(5,032)
Net increase (decrease)	2,178	6,019	$23,567	$63,293
Class K
Reinvestment of distributions	50	372	$530	$3,843
Net increase (decrease)	50	372	$530	$3,843
Class K6
Shares sold	-	10,003	$-	$103,331
Reinvestment of distributions	53	389	563	4,022
Net increase (decrease)	53	10,392	$563	$107,353
Class I
Reinvestment of distributions	-	11	$-	$111
Shares redeemed	-	(317)	-	(3,328)
Net increase (decrease)	-	(306)	$-	$(3,217)
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(103,331)
Net increase (decrease)	-	(10,000)	$-	$(103,331)
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	-	16,621	$-	$180,335
Reinvestment of distributions	63	427	682	4,504
Net increase (decrease)	63	17,048	$682	$184,839
Fidelity Sustainable Target Date 2015 Fund
Shares sold	1,096	4,238	$11,906	$46,134
Reinvestment of distributions	102	793	1,102	8,359
Shares redeemed	(1,710)	(4,104)	(18,652)	(44,846)
Net increase (decrease)	(512)	927	$(5,644)	$9,647
Class K
Reinvestment of distributions	48	352	$518	$3,712
Net increase (decrease)	48	352	$518	$3,712
Class K6
Shares sold	424	10,001	$4,782	$105,211
Reinvestment of distributions	51	365	551	3,849
Net increase (decrease)	475	10,366	$5,333	$109,060
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(105,211)
Net increase (decrease)	-	(10,000)	$-	$(105,211)
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	103	-	$1,209	$-
Reinvestment of distributions	4	103	42	1,117
Shares redeemed	(2)	(96)	(27)	(1,072)
Net increase (decrease)	105	7	$1,224	$45
Class C
Shares sold	1,259	-	$15,088	$-
Net increase (decrease)	1,259	-	$15,088	$-
Fidelity Sustainable Target Date 2020 Fund
Shares sold	199,956	21,948	$2,151,699	$249,236
Reinvestment of distributions	633	1,930	7,012	20,881
Shares redeemed	(21,229)	(3,380)	(247,361)	(38,213)
Net increase (decrease)	179,360	20,498	$1,911,350	$231,904
Class K
Reinvestment of distributions	19	289	$209	$3,129
Net increase (decrease)	19	289	$209	$3,129
Class K6
Shares sold	21,546	15,348	$239,254	$166,647
Reinvestment of distributions	99	1,011	1,100	10,945
Shares redeemed	(3,196)	(3,716)	(37,912)	(40,273)
Net increase (decrease)	18,449	12,643	$202,442	$137,319
Class I
Reinvestment of distributions	3	56	$35	$603
Net increase (decrease)	3	56	$35	$603
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(107,624)
Net increase (decrease)	-	(10,000)	$-	$(107,624)
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	17,984	1,694	$206,779	$19,225
Reinvestment of distributions	7	35	81	385
Shares redeemed	(10,699)	-	(125,382)	-
Net increase (decrease)	7,292	1,729	$81,478	$19,610
Class C
Shares sold	-	1,218	$-	$13,802
Reinvestment of distributions	-	-	-	1
Net increase (decrease)	-	1,218	$-	$13,803
Fidelity Sustainable Target Date 2025 Fund
Shares sold	133,173	42,502	$1,601,133	$484,582
Reinvestment of distributions	137	1,201	1,547	13,271
Shares redeemed	(7,203)	(20,151)	(81,517)	(230,605)
Net increase (decrease)	126,107	23,552	$1,521,163	$267,248
Class K
Reinvestment of distributions	24	246	$271	$2,715
Net increase (decrease)	24	246	$271	$2,715
Class K6
Shares sold	10,868	19,606	$125,705	$217,471
Reinvestment of distributions	88	849	992	9,376
Shares redeemed	(1,230)	(5,868)	(15,083)	(66,117)
Net increase (decrease)	9,726	14,587	$111,614	$160,730
Class I
Shares sold	-	7,904	$-	$90,652
Reinvestment of distributions	17	156	193	1,724
Net increase (decrease)	17	8,060	$193	$92,376
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(109,429)
Net increase (decrease)	-	(10,000)	$-	$(109,429)
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	47,496	55,011	$588,624	$632,703
Reinvestment of distributions	219	1,487	2,517	16,791
Shares redeemed	(20,101)	(11,800)	(233,466)	(136,969)
Net increase (decrease)	27,614	44,698	$357,675	$512,525
Class M
Shares sold	-	42,289	$-	$497,648
Reinvestment of distributions	107	769	1,230	8,690
Net increase (decrease)	107	43,058	$1,230	$506,338
Class C
Shares sold	9,321	91	$107,366	$1,053
Reinvestment of distributions	28	4	319	50
Shares redeemed	-	1	-	(1)
Net increase (decrease)	9,349	96	$107,685	$1,102
Fidelity Sustainable Target Date 2030 Fund
Shares sold	134,678	274,063	$1,628,027	$3,164,895
Reinvestment of distributions	1,249	5,233	14,389	59,126
Shares redeemed	(69,611)	(91,672)	(849,002)	(1,059,049)
Net increase (decrease)	66,316	187,624	$793,414	$2,164,972
Class K
Reinvestment of distributions	40	213	$466	$2,410
Net increase (decrease)	40	213	$466	$2,410
Class K6
Shares sold	132,797	21,768	$1,566,416	$246,743
Reinvestment of distributions	213	1,042	2,463	11,774
Shares redeemed	(1,760)	(2,103)	(20,829)	(23,987)
Net increase (decrease)	131,250	20,707	$1,548,050	$234,530
Class I
Shares sold	74	9,876	$900	$114,342
Reinvestment of distributions	50	47	572	527
Net increase (decrease)	124	9,923	$1,472	$114,869
Class Z
Shares sold	-	1,118	$-	$12,739
Reinvestment of distributions	4	-	50	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	4	1,118	$50	$12,735
Class Z6
Shares redeemed	-	(10,000)	$-	$(111,596)
Net increase (decrease)	-	(10,000)	$-	$(111,596)
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	3,088	10,227	$38,717	$120,950
Reinvestment of distributions	31	255	367	2,983
Shares redeemed	(223)	(5,772)	(2,848)	(69,528)
Net increase (decrease)	2,896	4,710	$36,236	$54,405
Class M
Shares sold	382	2,510	$4,859	$30,000
Reinvestment of distributions	7	-	83	1
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	387	2,510	$4,912	$30,001
Class C
Shares sold	1,983	3,628	$25,836	$43,194
Reinvestment of distributions	7	-	88	4
Shares redeemed	(694)	(103)	(8,628)	(1,243)
Net increase (decrease)	1,296	3,525	$17,296	$41,955
Fidelity Sustainable Target Date 2035 Fund
Shares sold	152,354	208,051	$1,909,367	$2,471,519
Reinvestment of distributions	782	3,149	9,290	36,732
Shares redeemed	(25,308)	(79,000)	(319,842)	(938,485)
Net increase (decrease)	127,828	132,200	$1,598,815	$1,569,766
Class K
Reinvestment of distributions	38	203	$455	$2,366
Net increase (decrease)	38	203	$455	$2,366
Class K6
Shares sold	109,450	39,155	$1,337,619	$458,579
Reinvestment of distributions	517	2,697	6,150	31,471
Shares redeemed	(17,762)	(13,827)	(226,682)	(162,828)
Net increase (decrease)	92,205	28,025	$1,117,087	$327,222
Class I
Shares sold	1,166	13,016	$14,165	$150,000
Reinvestment of distributions	1	-	17	1
Shares redeemed	-	(25,315)	-	(290,656)
Net increase (decrease)	1,167	(12,299)	$14,182	$(140,655)
Class Z
Shares sold	7,980	2,897	$100,721	$34,444
Reinvestment of distributions	17	-	205	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	7,997	2,897	$100,926	$34,440
Class Z6
Shares redeemed	-	(10,000)	$-	$(114,809)
Net increase (decrease)	-	(10,000)	$-	$(114,809)
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	5,713	13,430	$72,428	$167,691
Reinvestment of distributions	53	236	654	2,872
Shares redeemed	(3,459)	(10,000)	(46,342)	(123,322)
Net increase (decrease)	2,307	3,666	$26,740	$47,241
Class M
Shares sold	15,707	1,372	$211,104	$16,683
Reinvestment of distributions	6	23	72	284
Shares redeemed	(4)	(88)	(60)	(1,085)
Net increase (decrease)	15,709	1,307	$211,116	$15,882
Class C
Shares sold	5,260	130	$66,112	$1,599
Reinvestment of distributions	1	1	12	8
Shares redeemed	(165)	(2)	(2,210)	(30)
Net increase (decrease)	5,096	129	$63,914	$1,577
Fidelity Sustainable Target Date 2040 Fund
Shares sold	177,694	371,413	$2,322,909	$4,523,716
Reinvestment of distributions	1,084	5,441	13,395	66,074
Shares redeemed	(26,649)	(78,659)	(335,075)	(969,239)
Net increase (decrease)	152,129	298,195	$2,001,229	$3,620,551
Class K
Reinvestment of distributions	24	167	$298	$2,032
Net increase (decrease)	24	167	$298	$2,032
Class K6
Shares sold	161,451	50,669	$2,070,797	$612,743
Reinvestment of distributions	226	1,094	2,803	13,296
Shares redeemed	(9,176)	(3,843)	(121,669)	(46,851)
Net increase (decrease)	152,501	47,920	$1,951,931	$579,188
Class I
Shares sold	174	447	$2,199	$5,591
Reinvestment of distributions	4	22	53	269
Shares redeemed	(59)	(88)	(830)	(1,097)
Net increase (decrease)	119	381	$1,422	$4,763
Class Z
Shares sold	1,500	147	$20,000	$1,835
Reinvestment of distributions	-	-	4	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	1,500	147	$20,004	$1,831
Class Z6
Shares redeemed	-	(10,000)	$-	$(118,813)
Net increase (decrease)	-	(10,000)	$-	$(118,813)
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	15,785	14,138	$218,212	$174,950
Reinvestment of distributions	40	196	497	2,410
Shares redeemed	(16)	(166)	(226)	(2,004)
Net increase (decrease)	15,809	14,168	$218,483	$175,356
Class M
Shares sold	556	958	$7,310	$11,639
Reinvestment of distributions	3	7	36	90
Shares redeemed	(6)	-	(90)	-
Net increase (decrease)	553	965	$7,256	$11,729
Class C
Shares sold	2,576	553	$33,718	$6,889
Reinvestment of distributions	3	3	31	39
Shares redeemed	(69)	(5)	(932)	(60)
Net increase (decrease)	2,510	551	$32,817	$6,868
Fidelity Sustainable Target Date 2045 Fund
Shares sold	186,060	359,679	$2,456,648	$4,468,039
Reinvestment of distributions	1,089	5,078	13,610	62,489
Shares redeemed	(28,186)	(61,503)	(349,117)	(769,435)
Net increase (decrease)	158,963	303,254	$2,121,141	$3,761,093
Class K
Reinvestment of distributions	26	151	$328	$1,861
Net increase (decrease)	26	151	$328	$1,861
Class K6
Shares sold	95,246	27,348	$1,235,120	$334,313
Reinvestment of distributions	194	1,149	2,427	14,151
Shares redeemed	(4,579)	(4,255)	(63,917)	(53,638)
Net increase (decrease)	90,861	24,242	$1,173,630	$294,826
Class I
Shares sold	70	647	$1,000	$8,016
Reinvestment of distributions	1	43	15	530
Shares redeemed	-	(2,767)	-	(33,939)
Net increase (decrease)	71	(2,077)	$1,015	$(25,393)
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,946)
Net increase (decrease)	-	(10,000)	$-	$(119,946)
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	2,219	1,935	$29,778	$23,372
Reinvestment of distributions	7	36	93	445
Shares redeemed	(72)	(2)	(933)	(30)
Net increase (decrease)	2,154	1,969	$28,938	$23,787
Class M
Shares sold	422	5,036	$5,484	$60,358
Reinvestment of distributions	11	36	136	440
Shares redeemed	(4)	-	(60)	-
Net increase (decrease)	429	5,072	$5,560	$60,798
Class C
Shares sold	8,665	2,670	$109,153	$33,357
Reinvestment of distributions	21	1	263	11
Shares redeemed	(38)	(2)	(489)	(30)
Net increase (decrease)	8,648	2,669	$108,927	$33,338
Fidelity Sustainable Target Date 2050 Fund
Shares sold	278,820	326,467	$3,699,393	$4,041,015
Reinvestment of distributions	978	4,956	12,231	61,030
Shares redeemed	(26,777)	(51,504)	(354,943)	(646,602)
Net increase (decrease)	253,021	279,919	$3,356,681	$3,455,443
Class K
Reinvestment of distributions	21	146	$267	$1,800
Net increase (decrease)	21	146	$267	$1,800
Class K6
Shares sold	74,550	30,888	$974,663	$377,397
Reinvestment of distributions	165	1,182	2,075	14,557
Shares redeemed	(4,081)	(6,234)	(52,740)	(77,671)
Net increase (decrease)	70,634	25,836	$923,998	$314,283
Class I
Shares sold	-	6,156	$-	$75,703
Reinvestment of distributions	14	127	176	1,561
Shares redeemed	(2)	(2,440)	(30)	(29,824)
Net increase (decrease)	12	3,843	$146	$47,440
Class Z
Shares sold	5,681	-	$78,630	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	5,681	-	$78,630	$ -
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,946)
Net increase (decrease)	-	(10,000)	$-	$(119,946)
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	6,658	1,116	$91,442	$13,967
Reinvestment of distributions	4	17	49	208
Shares redeemed	(24)	(2)	(343)	(30)
Net increase (decrease)	6,638	1,131	$91,148	$14,145
Class M
Shares sold	1,013	210	$13,481	$2,635
Reinvestment of distributions	13	56	168	684
Shares redeemed	(529)	(2)	(7,173)	(25)
Net increase (decrease)	497	264	$6,476	$3,294
Class C
Shares sold	11,412	1,622	$147,952	$20,340
Reinvestment of distributions	5	12	59	147
Shares redeemed	(1,634)	-	(23,137)	-
Net increase (decrease)	9,783	1,634	$124,874	$20,487
Fidelity Sustainable Target Date 2055 Fund
Shares sold	163,851	334,626	$2,147,974	$4,116,506
Reinvestment of distributions	849	4,149	10,629	51,077
Shares redeemed	(27,582)	(85,258)	(367,244)	(1,068,211)
Net increase (decrease)	137,118	253,517	$1,791,359	$3,099,372
Class K
Reinvestment of distributions	23	148	$287	$1,830
Net increase (decrease)	23	148	$287	$1,830
Class K6
Shares sold	30,473	23,509	$400,339	$287,268
Reinvestment of distributions	136	908	1,704	11,187
Shares redeemed	(8,584)	(4,232)	(114,662)	(53,306)
Net increase (decrease)	22,025	20,185	$287,381	$245,149
Class I
Shares sold	1,252	2,985	$16,211	$37,457
Reinvestment of distributions	10	42	119	522
Shares redeemed	(3,650)	(2)	(49,306)	(30)
Net increase (decrease)	(2,388)	3,025	$(32,976)	$37,949
Class Z
Shares sold	424	-	$5,542	$4
Shares redeemed	(297)	-	(3,995)	(4)
Net increase (decrease)	127	-	$1,547	$ -
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,986)
Net increase (decrease)	-	(10,000)	$-	$(119,986)
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	5,339	4,366	$72,202	$54,085
Reinvestment of distributions	27	146	339	1,794
Shares redeemed	(32)	(9)	(450)	(112)
Net increase (decrease)	5,334	4,503	$72,091	$55,767
Class M
Shares sold	26	123	$334	$1,567
Reinvestment of distributions	4	23	52	284
Shares redeemed	(20)	(2)	(244)	(30)
Net increase (decrease)	10	144	$142	$1,821
Class C
Shares sold	1,808	274	$23,244	$3,447
Reinvestment of distributions	2	-	26	-
Shares redeemed	(6)	-	(88)	-
Net increase (decrease)	1,804	274	$23,182	$3,447
Fidelity Sustainable Target Date 2060 Fund
Shares sold	122,881	289,618	$1,614,205	$3,562,466
Reinvestment of distributions	602	3,410	7,526	41,946
Shares redeemed	(31,987)	(52,700)	(389,258)	(662,705)
Net increase (decrease)	91,496	240,328	$1,232,473	$2,941,707
Class K
Reinvestment of distributions	20	153	$246	$1,881
Net increase (decrease)	20	153	$246	$1,881
Class K6
Shares sold	20,172	24,477	$264,572	$298,711
Reinvestment of distributions	83	653	1,043	8,039
Shares redeemed	(1,178)	(5,278)	(15,431)	(66,533)
Net increase (decrease)	19,077	19,852	$250,184	$240,217
Class I
Shares sold	233	2,150	$3,072	$27,993
Reinvestment of distributions	4	30	50	370
Shares redeemed	(1)	(83)	(15)	(1,022)
Net increase (decrease)	236	2,097	$3,107	$27,341
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,931)
Net increase (decrease)	-	(10,000)	$-	$(119,931)
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	2,077	10,832	$26,427	$137,358
Reinvestment of distributions	12	30	149	366
Shares redeemed	(18)	(6,915)	(255)	(87,411)
Net increase (decrease)	2,071	3,947	$26,321	$50,313
Class M
Shares sold	188	-	$2,351	$-
Reinvestment of distributions	-	-	3	-
Shares redeemed	(3)	-	(45)	-
Net increase (decrease)	185	-	$2,309	$-
Class C
Shares sold	4,201	83	$57,496	$1,035
Reinvestment of distributions	1	-	16	4
Shares redeemed	(11)	(2)	(150)	(30)
Net increase (decrease)	4,191	81	$57,362	$1,009
Fidelity Sustainable Target Date 2065 Fund
Shares sold	74,708	139,390	$997,543	$1,725,229
Reinvestment of distributions	495	2,298	6,196	28,297
Shares redeemed	(11,404)	(24,554)	(150,949)	(309,699)
Net increase (decrease)	63,799	117,134	$852,790	$1,443,827
Class K
Reinvestment of distributions	26	151	$328	$1,861
Net increase (decrease)	26	151	$328	$1,861
Class K6
Shares sold	4,771	18,114	$62,813	$220,534
Reinvestment of distributions	59	337	739	4,157
Shares redeemed	(2,382)	(6,982)	(29,777)	(88,436)
Net increase (decrease)	2,448	11,469	$33,775	$136,255
Class I
Shares sold	141	2,418	$1,905	$29,525
Reinvestment of distributions	7	5	84	66
Shares redeemed	-	-	(1)	-
Net increase (decrease)	148	2,423	$1,988	$29,591
Class Z
Shares sold	11,965	400	$158,814	$5,004
Reinvestment of distributions	1	6	13	73
Shares redeemed	-	-	-	(4)
Net increase (decrease)	11,966	406	$158,827	$5,073
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,953)
Net increase (decrease)	-	(10,000)	$-	$(119,953)
Fidelity Sustainable Target Date 2070 Fund
Class A
Shares sold	283	5,122	$3,095	$51,277
Reinvestment of distributions	15	72	153	729
Shares redeemed	(8)	-	(90)	-
Net increase (decrease)	290	5,194	$3,158	$52,006
Class M
Shares sold	-	5,000	$-	$50,000
Reinvestment of distributions	14	65	147	660
Net increase (decrease)	14	5,065	$147	$50,660
Class C
Shares sold	600	5,000	$6,353	$50,000
Reinvestment of distributions	15	51	157	525
Shares redeemed	(4)	-	(45)	-
Net increase (decrease)	611	5,051	$6,465	$50,525
Fidelity Sustainable Target Date 2070 Fund
Shares sold	22,409	36,700	$249,340	$374,725
Reinvestment of distributions	91	338	940	3,443
Shares redeemed	(3,069)	(2,784)	(31,601)	(29,209)
Net increase (decrease)	19,431	34,254	$218,679	$348,959
Class K
Shares sold	-	5,000	$-	$50,000
Reinvestment of distributions	14	80	147	815
Net increase (decrease)	14	5,080	$147	$50,815
Class K6
Shares sold	710	5,790	$7,768	$58,271
Reinvestment of distributions	17	87	172	885
Shares redeemed	(171)	(79)	(1,854)	(799)
Net increase (decrease)	556	5,798	$6,086	$58,357
Class I
Shares sold	-	5,000	$-	$50,000
Reinvestment of distributions	14	77	147	790
Net increase (decrease)	14	5,077	$147	$50,790
Class Z
Shares sold	3,504	5,049	$40,257	$50,502
Reinvestment of distributions	14	80	149	815
Shares redeemed	-	-	-	(2)
Net increase (decrease)	3,518	5,129	$40,406	$51,315

A Share transactions for Fidelity Sustainable Target Date 2070 Fund are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Retirement Fund	65%
Fidelity Sustainable Target Date 2010 Fund	72%
Fidelity Sustainable Target Date 2015 Fund	65%
Fidelity Sustainable Target Date 2020 Fund	20%
Fidelity Sustainable Target Date 2025 Fund	22%
Fidelity Sustainable Target Date 2035 Fund	10%
Fidelity Sustainable Target Date 2060 Fund	12%
Fidelity Sustainable Target Date 2065 Fund	19%
Fidelity Sustainable Target Date 2070 Fund	54%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2020 Fund	Fidelity Sustainable Target Date 2030 Fund	Fidelity Sustainable Target Date 2035 Fund	Fidelity Sustainable Target Date 2040 Fund	Fidelity Sustainable Target Date 2045 Fund	Fidelity Sustainable Target Date 2050 Fund	Fidelity Sustainable Target Date 2055 Fund
Fidelity Series Sustainable Emerging Markets Fund	-%	-%	-%	10%	10%	11%	-%
Fidelity Series Sustainable Investment Grade Bond Fund	13%	18%	12%	-%	-%	-%	-%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-%	-%	-%	13%	12%	14%	10%
Fidelity Series Sustainable U.S. Market Fund	-%	-%	-%	13%	13%	15%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	71%
Fidelity Series Sustainable Investment Grade Bond Fund	68%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	85%
Fidelity Series Sustainable U.S. Market Fund	90%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Target Date Income Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund
Fidelity Sustainable Target Date 2065 Fund
Fidelity Sustainable Target Date 2070 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (retail class) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for the retail class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of each fund ranked above the competitive median of the total peer group for 2024 and above competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund below the competitive median of the total peer group for 2024. The information provided to the Board indicated that the total expenses of the retail class of each vintage from Fidelity Sustainable Target Date Income Fund to Fidelity Sustainable Target Date 2050 Fund ranked above the competitive median of the asset-sized peer group for 2024 and the total expenses of the retail class of Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date 2070 Fund ranked below the competitive median of the total expense asset size peer group for 2024.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. In information provided to the Board, Fidelity has noted that a potential challenge with peer group comparisons for target date funds relates to the potential for dispersion in the strategic and active allocation from one competitor to the next even for target date funds with the same or similar vintage. Further, Fidelity has informed the Board that each target date fund against which the funds are compared has a custom benchmark unique to its own strategy, with potentially different objectives and goals, and potentially unique asset class exposures and allocations.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 3rd or 4th quartile for total expense ratio comparisons. The Board considered that the total expenses for Class M of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class M has a 0.50% 12b-1 fee, which is comparable to competing Class R shares (which typically have no sales loads but charge higher 12b-1 fees) that are designed specifically for retirement plans. The Board further noted that Lipper classifies Class R shares as institutional load as they do not have sales loads, and thus they are not included in the same total peer group as the Class M shares in the competitive comparisons.
The Board also considered that the total expenses for Class C of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
The Board also considered that the total expenses for Class I of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.9909153.102
FST-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025